UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2021

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual funds

Delaware Corporate Bond Fund
Delaware Extended Duration Bond Fund

January 31, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Disclosure of Fund expenses	1
Security type / sector allocations	4
Schedules of investments	6
Statements of assets and liabilities	28
Statements of operations	30
Statements of changes in net assets	32
Financial highlights	36
Notes to financial statements	56
Other Fund information	71
About the organization	75

Unless otherwise noted, views expressed herein are current as of January 31, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2020 to January 31, 2021 (Unaudited)

The investment objective of the Funds is to seek to provide investors with total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2020 to January 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from August 1, 2020 to January 31, 2021 (Unaudited)

Delaware Corporate Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/20	1/31/21	Expense Ratio	8/1/20 to 1/31/21*
Actual Fund return†
Class A	$1,000.00	$1,007.90	0.82%	$4.15
Class C	1,000.00	1,004.10	1.57%	7.93
Class R	1,000.00	1,008.20	1.07%	5.42
Institutional Class	1,000.00	1,009.20	0.57%	2.89
Class R6	1,000.00	1,011.20	0.48%	2.43
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Class R	1,000.00	1,019.81	1.07%	5.45
Institutional Class	1,000.00	1,022.33	0.57%	2.91
Class R6	1,000.00	1,022.79	0.48%	2.45

Delaware Extended Duration Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/20	1/31/21	Expense Ratio	8/1/20 to 1/31/21*
Actual Fund return†
Class A	$1,000.00	$987.50	0.82%	$4.11
Class C	1,000.00	985.10	1.57%	7.86
Class R	1,000.00	986.30	1.07%	5.36
Institutional Class	1,000.00	990.10	0.57%	2.86
Class R6	1,000.00	989.10	0.49%	2.46
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class C	1,000.00	1,017.29	1.57%	7.98
Class R	1,000.00	1,019.81	1.07%	5.45
Institutional Class	1,000.00	1,022.33	0.57%	2.91
Class R6	1,000.00	1,022.74	0.49%	2.50

*	“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected on the previous page, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The tables on the previous page do not reflect the expenses of the Underlying Funds.

Security type / sector allocations
Delaware Corporate Bond Fund	As of January 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	0.66%
Corporate Bonds	93.85%
Banking	22.78%
Basic Industry	4.68%
Brokerage	2.22%
Capital Goods	3.60%
Communications	13.16%
Consumer Cyclical	3.51%
Consumer Non-Cyclical	9.06%
Electric	10.45%
Energy	7.85%
Finance Companies	3.65%
Insurance	1.95%
Natural Gas	0.26%
Real Estate Investment Trusts	1.33%
Technology	6.20%
Transportation	2.54%
Utilities	0.61%
Loan Agreements	0.74%
US Treasury Obligations	0.31%
Convertible Preferred Stock	0.33%
Preferred Stock	0.57%
Short-Term Investments	2.19%
Total Value of Securities	98.65%
Receivables and Other Assets Net of Liabilities	1.35%
Total Net Assets	100.00%

Security type / sector allocations
Delaware Extended Duration Bond Fund	As of January 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	0.79%
Corporate Bonds	94.17%
Banking	9.59%
Basic Industry	3.46%
Brokerage	1.18%
Capital Goods	5.11%
Communications	14.15%
Consumer Cyclical	3.47%
Consumer Non-Cyclical	14.12%
Electric	15.84%
Energy	7.48%
Finance Companies	1.48%
Insurance	7.43%
Natural Gas	4.59%
Technology	2.38%
Transportation	2.56%
Utilities	1.33%
Municipal Bonds	2.14%
Loan Agreements	0.27%
Convertible Preferred Stock	0.79%
Preferred Stock	0.46%
Short-Term Investments	1.62%
Total Value of Securities	100.24%
Liabilities Net of Receivables and Other Assets	(0.24%)
Total Net Assets	100.00%

Schedules of investments
Delaware Corporate Bond Fund	January 31, 2021 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 0.66%
Cheniere Energy 144A PIK 4.875% exercise price
$93.64, maturity date 5/28/21 #, *	3,746,159	$3,769,572
PDC Energy 1.125% exercise price $85.39, maturity
date 9/15/21	4,685,000	4,616,289
Total Convertible Bonds (cost $8,206,777)		8,385,861

Corporate Bonds – 93.85%
Banking – 22.78%
Ally Financial
1.45% 10/2/23	3,255,000	3,309,566
5.75% 11/20/25	6,820,000	7,946,801
8.00% 11/1/31	1,840,000	2,673,712
Banco Santander 2.749% 12/3/30	5,800,000	5,845,930
Bank of America
2.676% 6/19/41 µ	11,785,000	11,793,914
2.831% 10/24/51 µ	7,525,000	7,519,769
Bank of New York Mellon 4.70% 9/20/25 µ, ψ	7,215,000	7,918,535
Barclays 5.20% 5/12/26	12,817,000	14,863,170
BBVA USA
2.875% 6/29/22	3,360,000	3,470,794
3.875% 4/10/25	4,205,000	4,723,955
BNP Paribas 144A 1.323% 1/13/27 #, µ	9,375,000	9,409,488
Citigroup
2.572% 6/3/31 µ	10,650,000	11,104,881
4.00% 12/10/25 µ, ψ	7,925,000	8,053,781
Citizens Financial Group
2.85% 7/27/26	11,170,000	12,247,289
5.65% 10/6/25 µ, ψ	910,000	1,021,475
Credit Agricole 144A 2.811% 1/11/41 #	7,325,000	7,233,069
Credit Suisse Group
144A 2.593% 9/11/25 #, µ	3,830,000	4,043,471
144A 4.50% 9/3/30 #, µ, ψ	2,420,000	2,401,850
144A 5.10% 1/24/30 #, µ, ψ	4,295,000	4,403,663
144A 5.25% 2/11/27 #, µ, ψ	2,580,000	2,734,671
144A 6.375% 8/21/26 #, µ, ψ	3,600,000	4,012,506
Deutsche Bank
2.222% 9/18/24 µ	3,540,000	3,642,563
3.547% 9/18/31 µ	1,490,000	1,573,469
3.729% 1/14/32 µ	8,775,000	8,738,033
Goldman Sachs Group
1.992% 1/27/32 µ	9,085,000	9,088,549
3.50% 4/1/25	3,085,000	3,407,390

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
HSBC Holdings 4.60% 12/17/30 µ, ψ	4,315,000	$4,385,119
JPMorgan Chase & Co.
1.04% 2/4/27 µ	2,105,000	2,106,358
1.953% 2/4/32 µ	2,185,000	2,190,960
3.109% 4/22/41 µ	6,945,000	7,523,446
Morgan Stanley
1.433% (LIBOR03M + 1.22%) 5/8/24 ●	3,455,000	3,527,614
1.794% 2/13/32 µ	6,135,000	6,054,328
2.802% 1/25/52 µ	2,660,000	2,656,085
5.00% 11/24/25	5,080,000	6,006,707
Natwest Group
2.359% 5/22/24 µ	2,945,000	3,047,255
3.754% 11/1/29 µ	3,245,000	3,468,554
8.625% 8/15/21 µ, ψ	3,555,000	3,687,317
PNC Bank 4.05% 7/26/28	3,035,000	3,572,389
Popular 6.125% 9/14/23	5,020,000	5,429,858
Regions Financial 3.80% 8/14/23	3,335,000	3,604,384
SVB Financial Group
1.80% 2/2/31	2,325,000	2,300,284
3.125% 6/5/30	3,060,000	3,403,753
4.10% 2/15/31 µ, ψ	7,125,000	7,258,237
Truist Bank
2.15% 12/6/24	5,920,000	6,277,956
2.636% 9/17/29 µ	12,015,000	12,732,966
Truist Financial 4.95% 9/1/25 µ, ψ	6,825,000	7,473,375
UBS 7.625% 8/17/22	3,430,000	3,788,008
UBS Group
6.875% 3/22/21 µ, ψ	4,275,000	4,305,186
7.125% 8/10/21 µ, ψ	860,000	883,143
US Bancorp 3.00% 7/30/29	12,710,000	14,000,427
Wells Fargo & Co. 3.90% 3/15/26 µ, ψ	4,750,000	4,752,969
		287,618,972
Basic Industry – 4.68%
DuPont de Nemours 2.169% 5/1/23	3,895,000	3,921,192
Georgia-Pacific
144A 1.75% 9/30/25 #	2,545,000	2,649,684
144A 2.10% 4/30/27 #	2,025,000	2,139,530
8.00% 1/15/24	4,345,000	5,319,203
Graphic Packaging International 144A 3.50%
3/1/29 #	2,530,000	2,594,831
LYB International Finance III 3.375% 10/1/40	6,225,000	6,423,690

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Newmont
2.25% 10/1/30	3,555,000	$3,659,629
2.80% 10/1/29	8,145,000	8,762,389
Nutrien 2.95% 5/13/30	3,100,000	3,389,942
Nutrition & Biosciences
144A 1.832% 10/15/27 #	5,915,000	6,069,681
144A 2.30% 11/1/30 #	4,170,000	4,262,824
Steel Dynamics
1.65% 10/15/27	2,060,000	2,113,201
2.40% 6/15/25	1,115,000	1,184,786
2.80% 12/15/24	1,675,000	1,800,783
Suzano Austria 3.75% 1/15/31	4,055,000	4,309,249
WR Grace & Co. 144A 4.875% 6/15/27 #	452,000	474,575
		59,075,189
Brokerage – 2.22%
Charles Schwab
4.00% 12/1/30 µ, ψ	2,430,000	2,515,050
5.375% 6/1/25 µ, ψ	3,280,000	3,643,621
Intercontinental Exchange 2.65% 9/15/40	4,035,000	4,007,473
Jefferies Group
2.75% 10/15/32	2,255,000	2,342,209
4.15% 1/23/30	1,725,000	1,999,535
6.45% 6/8/27	5,627,000	7,216,028
6.50% 1/20/43	1,575,000	2,129,776
National Securities Clearing 144A 1.20% 4/23/23 #	4,105,000	4,185,278
		28,038,970
Capital Goods – 3.60%
Ball 2.875% 8/15/30	4,205,000	4,190,493
Berry Global
144A 0.95% 2/15/24 #	2,910,000	2,918,745
144A 1.57% 1/15/26 #	2,885,000	2,904,834
144A 4.875% 7/15/26 #	1,295,000	1,387,651
CANPACK 144A 3.125% 11/1/25 #	945,000	961,537
CCL Industries 144A 3.05% 6/1/30 #	2,220,000	2,391,284
General Electric 3.625% 5/1/30	2,505,000	2,783,988
L3Harris Technologies
1.80% 1/15/31	8,430,000	8,464,437
3.85% 6/15/23	1,690,000	1,821,492

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Otis Worldwide
3.112% 2/15/40	3,565,000	$3,762,770
3.362% 2/15/50	1,005,000	1,095,970
Reynolds Group Issuer 144A 4.00% 10/15/27 #	2,750,000	2,769,800
Waste Connections
2.60% 2/1/30	5,640,000	6,000,583
3.05% 4/1/50	3,945,000	4,060,807
		45,514,391
Communications – 13.16%
Altice France 144A 5.125% 1/15/29 #	2,970,000	3,068,381
AMC Networks 4.75% 8/1/25	2,450,000	2,527,187
American Tower
1.875% 10/15/30	5,765,000	5,710,876
3.375% 5/15/24	8,670,000	9,395,922
AT&T
3.10% 2/1/43	2,415,000	2,355,259
3.50% 6/1/41	7,685,000	7,941,083
144A 3.50% 9/15/53 #	7,890,000	7,616,579
Charter Communications Operating 3.70% 4/1/51	4,115,000	4,073,613
Comcast
3.20% 7/15/36	8,476,000	9,393,097
3.75% 4/1/40	4,009,000	4,677,739
Crown Castle International
2.25% 1/15/31	2,045,000	2,080,506
5.25% 1/15/23	5,000,000	5,452,958
CSC Holdings 144A 4.125% 12/1/30 #	4,320,000	4,421,088
Discovery Communications 144A 4.00% 9/15/55 #	7,698,000	8,307,966
Level 3 Financing
144A 3.625% 1/15/29 #	1,420,000	1,415,580
144A 3.75% 7/15/29 #	3,905,000	3,933,819
144A 4.25% 7/1/28 #	3,075,000	3,154,058
Sprint Spectrum
144A 3.36% 3/20/23 #	726,562	734,130
144A 4.738% 9/20/29 #	4,195,000	4,566,362
Time Warner Cable 7.30% 7/1/38	5,490,000	8,022,459
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,780,196
T-Mobile USA
144A 2.55% 2/15/31 #	2,550,000	2,615,102
144A 3.00% 2/15/41 #	12,300,000	12,132,413

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
2.65% 11/20/40	7,170,000	$6,998,578
4.50% 8/10/33	10,910,000	13,465,987
ViacomCBS
4.375% 3/15/43	7,205,000	8,370,131
4.95% 1/15/31	2,050,000	2,536,954
Virgin Media Secured Finance 144A 5.50%
5/15/29 #	5,760,000	6,190,272
Vodafone Group
4.25% 9/17/50	3,870,000	4,601,554
4.875% 6/19/49	3,540,000	4,567,378
		166,107,227
Consumer Cyclical – 3.51%
Best Buy 1.95% 10/1/30	6,155,000	6,100,944
Dollar Tree 4.00% 5/15/25	2,075,000	2,337,997
Ford Motor 8.50% 4/21/23	4,315,000	4,840,351
General Motors
5.40% 10/2/23	1,895,000	2,120,793
6.125% 10/1/25	1,895,000	2,283,579
6.25% 10/2/43	4,615,000	6,252,418
General Motors Financial
2.35% 1/8/31	1,615,000	1,604,864
5.20% 3/20/23	4,025,000	4,400,858
5.70% 9/30/30 µ, ψ	2,930,000	3,299,912
Lowe’s
1.70% 10/15/30	3,145,000	3,098,724
3.00% 10/15/50	6,100,000	6,233,314
Prime Security Services Borrower 144A 3.375%
8/31/27 #	1,780,000	1,759,156
		44,332,910
Consumer Non-Cyclical – 9.06%
AbbVie 2.95% 11/21/26	6,730,000	7,409,873
Anheuser-Busch InBev Worldwide
4.15% 1/23/25	1,170,000	1,323,455
4.50% 6/1/50	12,575,000	15,229,148
BAT Capital 2.259% 3/25/28	2,495,000	2,552,721
BAT International Finance 1.668% 3/25/26	3,120,000	3,170,703
Biogen 3.15% 5/1/50	3,540,000	3,543,548
Bristol-Myers Squibb 2.35% 11/13/40	9,190,000	9,134,123
Bunge Limited Finance 1.63% 8/17/25	8,865,000	9,085,287
Conagra Brands 1.375% 11/1/27	5,615,000	5,602,550

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
1.875% 2/28/31	950,000	$941,139
2.70% 8/21/40	5,070,000	4,964,613
4.30% 3/25/28	1,018,000	1,196,602
4.78% 3/25/38	5,870,000	7,270,086
Energizer Holdings 144A 4.375% 3/31/29 #	2,416,000	2,473,984
Imperial Brands Finance 144A 3.50% 7/26/26 #	4,400,000	4,835,352
Lamb Weston Holdings 144A 4.625% 11/1/24 #	455,000	475,157
Mondelez International 1.50% 5/4/25	2,910,000	3,008,403
Perrigo Finance Unlimited 4.375% 3/15/26	6,135,000	6,962,088
Regeneron Pharmaceuticals 1.75% 9/15/30	2,410,000	2,350,497
Royalty Pharma 144A 1.75% 9/2/27 #	7,020,000	7,171,699
Takeda Pharmaceutical
2.05% 3/31/30	2,830,000	2,863,275
3.025% 7/9/40	2,845,000	2,930,756
3.175% 7/9/50	3,960,000	4,065,955
Teleflex 144A 4.25% 6/1/28 #	2,750,000	2,893,825
Viatris 144A 4.00% 6/22/50 #	2,680,000	2,993,842
		114,448,681
Electric – 10.45%
Berkshire Hathaway Energy 144A 2.85% 5/15/51 #	4,750,000	4,754,454
CenterPoint Energy 3.85% 2/1/24	2,343,000	2,558,515
CMS Energy 4.75% 6/1/50 µ	3,550,000	4,036,590
Dominion Energy 4.65% 12/15/24 µ, ψ	6,010,000	6,340,550
Duke Energy 4.875% 9/16/24 µ, ψ	6,215,000	6,650,050
Edison International
3.125% 11/15/22	3,330,000	3,461,093
4.95% 4/15/25	2,200,000	2,504,278
Entergy Mississippi 3.85% 6/1/49	860,000	1,011,822
Entergy Texas 3.55% 9/30/49	2,030,000	2,276,482
Evergy Kansas Central 3.45% 4/15/50	3,090,000	3,469,461
Eversource Energy 1.65% 8/15/30	2,225,000	2,188,264
Exelon 4.05% 4/15/30	3,210,000	3,757,927
FirstEnergy Transmission 144A 4.55% 4/1/49 #	4,430,000	5,014,947
IPALCO Enterprises
3.70% 9/1/24	2,075,000	2,265,339
144A 4.25% 5/1/30 #	2,490,000	2,852,769
Liberty Utilities Finance GP 1 144A 2.05%
9/15/30 #	3,745,000	3,728,598
Louisville Gas and Electric 4.25% 4/1/49	6,020,000	7,445,107
Nevada Power Series EE 3.125% 8/1/50	4,595,000	4,932,701

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
NRG Energy
144A 2.45% 12/2/27 #	2,035,000	$2,126,412
144A 3.375% 2/15/29 #	1,780,000	1,824,099
144A 3.625% 2/15/31 #	1,430,000	1,489,881
144A 3.75% 6/15/24 #	1,985,000	2,166,939
144A 4.45% 6/15/29 #	3,180,000	3,675,125
Oglethorpe Power 144A 3.75% 8/1/50 #	4,210,000	4,451,600
Pacific Gas and Electric
2.10% 8/1/27	6,070,000	6,167,897
2.50% 2/1/31	2,105,000	2,092,772
3.30% 8/1/40	895,000	883,347
4.60% 6/15/43	2,600,000	2,833,704
San Diego Gas & Electric 3.32% 4/15/50	2,015,000	2,217,601
Southern 4.00% 1/15/51 µ	5,875,000	6,216,621
Southern California Edison
3.65% 2/1/50	2,555,000	2,756,297
4.875% 3/1/49	2,555,000	3,236,838
6.00% 1/15/34	1,415,000	1,971,618
Southwestern Electric Power 4.10% 9/15/28	4,055,000	4,712,659
Vistra Operations
144A 3.55% 7/15/24 #	4,271,000	4,628,982
144A 3.70% 1/30/27 #	2,779,000	3,072,159
144A 4.30% 7/15/29 #	2,975,000	3,424,285
WEC Energy Group 1.80% 10/15/30	2,740,000	2,720,476
		131,918,259
Energy – 7.85%
BP Capital Markets 4.875% 3/22/30 µ, ψ	4,315,000	4,713,274
Cheniere Corpus Christi Holdings 7.00% 6/30/24	5,215,000	6,073,422
Cimarex Energy 4.375% 3/15/29	3,120,000	3,532,923
Continental Resources 4.375% 1/15/28	2,380,000	2,430,075
Devon Energy 5.85% 12/15/25	2,124,000	2,493,627
Enbridge 5.75% 7/15/80 µ	3,755,000	4,159,842
Energy Transfer Operating
6.25% 4/15/49	3,590,000	4,252,566
7.125% 5/15/30 µ, ψ	4,575,000	4,310,107
Enterprise Products Operating 3.20% 2/15/52	9,600,000	9,246,270
EQM Midstream Partners 144A 4.75% 1/15/31 #	3,130,000	3,025,552
Marathon Oil 4.40% 7/15/27	8,995,000	10,143,943

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
MPLX
2.65% 8/15/30	1,925,000	$1,971,851
4.125% 3/1/27	7,365,000	8,408,968
4.70% 4/15/48	550,000	618,860
5.50% 2/15/49	1,885,000	2,357,068
NuStar Logistics 5.625% 4/28/27	2,585,000	2,719,097
ONEOK 7.50% 9/1/23	4,985,000	5,747,272
Sabine Pass Liquefaction
5.75% 5/15/24	5,514,000	6,313,016
5.875% 6/30/26	2,100,000	2,543,343
Targa Resources Partners
144A 4.00% 1/15/32 #	2,705,000	2,684,713
144A 4.875% 2/1/31 #	2,370,000	2,476,650
5.50% 3/1/30	265,000	281,976
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	5,865,000	6,135,112
WPX Energy 5.25% 9/15/24	2,221,000	2,475,027
		99,114,554
Finance Companies – 3.65%
AerCap Ireland Capital DAC
1.75% 1/30/26	4,990,000	4,920,013
3.65% 7/21/27	1,630,000	1,750,159
4.125% 7/3/23	2,325,000	2,483,218
4.50% 9/15/23	1,885,000	2,040,657
4.625% 10/15/27	2,190,000	2,481,171
6.50% 7/15/25	1,715,000	2,033,035
Air Lease
2.875% 1/15/26	3,720,000	3,924,492
3.00% 2/1/30	4,513,000	4,600,977
Aviation Capital Group
144A 1.95% 1/30/26 #	3,535,000	3,508,526
144A 5.50% 12/15/24 #	6,835,000	7,724,398
Avolon Holdings Funding
144A 2.75% 2/21/28 #	5,780,000	5,657,708
144A 4.25% 4/15/26 #	2,855,000	3,085,106
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	1,765,000	1,876,276
		46,085,736
Insurance – 1.95%
Athene Holding 3.50% 1/15/31	3,150,000	3,317,094
Brighthouse Financial 4.70% 6/22/47	2,527,000	2,677,065
Brown & Brown 2.375% 3/15/31	2,015,000	2,075,208

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Centene
3.375% 2/15/30	3,160,000	$3,315,045
4.625% 12/15/29	2,035,000	2,258,850
Equitable Financial Life Global Funding 144A 1.40%
8/27/27 #	2,955,000	2,970,468
Equitable Holdings 4.95% 9/15/25 µ, ψ	2,310,000	2,474,587
MetLife 3.85% 9/15/25 µ, ψ	1,460,000	1,511,100
Prudential Financial 3.70% 10/1/50 µ	3,825,000	4,011,469
		24,610,886
Natural Gas – 0.26%
Sempra Energy 4.875% 10/15/25 µ, ψ	3,035,000	3,276,889
		3,276,889
Real Estate Investment Trusts – 1.33%
Corporate Office Properties 5.25% 2/15/24	2,415,000	2,693,678
CubeSmart 3.00% 2/15/30	5,540,000	5,953,481
Global Net Lease 144A 3.75% 12/15/27 #	1,365,000	1,391,083
Life Storage 4.00% 6/15/29	945,000	1,089,194
LifeStorage 3.50% 7/1/26	2,745,000	3,084,622
MPT Operating Partnership 3.50% 3/15/31	2,620,000	2,649,344
		16,861,402
Technology – 6.20%
Broadcom
144A 3.50% 2/15/41 #	4,645,000	4,688,740
4.25% 4/15/26	2,905,000	3,297,614
CoStar Group 144A 2.80% 7/15/30 #	3,370,000	3,476,563
Fiserv
2.65% 6/1/30	3,200,000	3,402,307
3.20% 7/1/26	6,530,000	7,248,283
Global Payments 2.65% 2/15/25	3,321,000	3,545,071
Iron Mountain 144A 5.25% 7/15/30 #	3,399,000	3,607,189
KLA 3.30% 3/1/50	5,970,000	6,580,822
Lam Research 2.875% 6/15/50	3,685,000	3,846,614
Microchip Technology
144A 0.972% 2/15/24 #	4,405,000	4,411,030
3.922% 6/1/21	1,335,000	1,350,514
4.333% 6/1/23	9,520,000	10,279,618

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
NXP
144A 2.70% 5/1/25 #	505,000	$541,037
144A 3.40% 5/1/30 #	975,000	1,090,547
144A 4.30% 6/18/29 #	1,104,000	1,290,816
144A 4.875% 3/1/24 #	7,660,000	8,609,674
PayPal Holdings
1.65% 6/1/25	3,420,000	3,547,183
2.65% 10/1/26	2,210,000	2,410,027
ServiceNow 1.40% 9/1/30	3,030,000	2,899,739
SS&C Technologies 144A 5.50% 9/30/27 #	2,035,000	2,157,629
		78,281,017
Transportation – 2.54%
DAE Funding 144A 3.375% 3/20/28 #	905,000	932,150
Delta Air Lines
144A 7.00% 5/1/25 #	6,399,000	7,424,362
7.375% 1/15/26	2,660,000	3,057,782
Mileage Plus Holdings 144A 6.50% 6/20/27 #	3,430,000	3,755,850
Southwest Airlines
5.125% 6/15/27	5,680,000	6,729,918
5.25% 5/4/25	3,250,000	3,732,789
Union Pacific 3.25% 2/5/50	4,090,000	4,417,417
United Airlines 2019-1 Class AA Pass Through Trust
Series 2019-1 AA 4.15% 2/25/33 ◆	1,921,868	2,008,611
		32,058,879
Utilities – 0.61%
Essential Utilities
2.704% 4/15/30	1,815,000	1,946,581
3.351% 4/15/50	1,765,000	1,904,410
4.276% 5/1/49	3,100,000	3,848,137
		7,699,128
Total Corporate Bonds (cost $1,128,892,469)		1,185,043,090

Loan Agreements – 0.74%
BWay Holding 3.381% (LIBOR03M + 3.25%)
4/3/24 ●	1,287,538	1,266,078
Numericable US Tranche B-13 4.127% (LIBOR01M
+ 4.00%) 8/14/26 ●	2,443,750	2,449,478
Stars Group Holdings 3.754% (LIBOR03M + 3.50%)
7/10/25 ●	600,361	603,127

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
USI Tranche B 3.254% (LIBOR03M + 3.00%)
5/16/24 ●	2,437,028	$2,423,320
Zayo Group Holdings 3.121% (LIBOR01M + 3.00%)
3/9/27 ●	2,583,289	2,578,177
Total Loan Agreements (cost $9,278,194)		9,320,180

US Treasury Obligations – 0.31%
US Treasury Notes
0.375% 11/30/25	3,300,000	3,295,101
0.375% 1/31/26	585,000	583,378
Total US Treasury Obligations (cost $3,881,292)		3,878,479

	Number of shares
Convertible Preferred Stock – 0.33%
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	22,731	1,204,743
Lyondellbasell Advanced Polymers 6.00% exercise
price $52.33 ψ	2,808	2,977,884
Total Convertible Preferred Stock (cost $4,053,106)		4,182,627

Preferred Stock – 0.57%
Morgan Stanley 4.051% (LIBOR03M + 3.81%) ●	6,825,000	6,828,752
USB Realty 144A
1.388% (LIBOR03M + 1.147%) #, ●	400,000	306,500
Total Preferred Stock (cost $7,227,575)		7,135,252

Short-Term Investments – 2.19%
Money Market Mutual Funds – 2.19%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.01%)	6,918,221	6,918,221
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	6,918,220	6,918,220

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	6,918,220	$6,918,220
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	6,918,220	6,918,220
Total Short-Term Investments (cost $27,672,881)		27,672,881
Total Value of Securities–98.65%
(cost $1,189,212,294)		$1,245,618,370

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $280,515,238, which represents 22.22% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
*	PIK. 100% of the income received was in the form of principal.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

Schedules of investments
Delaware Corporate Bond Fund

The following futures contracts were outstanding at January 31, 2021:1

Futures Contracts
Exchange-Traded

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation	Brokers
201	US Treasury 10 yr Notes	$27,543,281	$27,707,381	3/22/21	$(164,100)	$(43,969)
86	US Treasury Long Bonds	14,509,812	15,030,732	3/22/21	(520,920)	(72,562)
Total Futures Contracts			$42,738,113		$(685,020)	$(116,531)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Extended Duration Bond Fund	January 31, 2021 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 0.79%
Cheniere Energy 144A PIK 4.875% exercise price
$93.64, maturity date 5/28/21 #, *	2,166,896	$2,180,439
PDC Energy 1.125% exercise price $85.39, maturity
date 9/15/21	2,340,000	2,305,681
Total Convertible Bonds (cost $4,395,171)		4,486,120

Corporate Bonds – 94.17%
Banking – 9.59%
Ally Financial 8.00% 11/1/31	595,000	864,597
Bank of America
2.676% 6/19/41 µ	5,535,000	5,539,187
2.831% 10/24/51 µ	1,130,000	1,129,215
Bank of New York Mellon 4.70% 9/20/25 µ, ψ	2,600,000	2,853,526
Citigroup 4.00% 12/10/25 µ, ψ	3,715,000	3,775,369
Citizens Financial Group 5.65% 10/6/25 µ, ψ	515,000	578,087
Credit Agricole 144A 2.811% 1/11/41 #	2,205,000	2,177,327
Credit Suisse Group
144A 4.50% 9/3/30 #, µ, ψ	1,150,000	1,141,375
144A 5.10% 1/24/30 #, µ, ψ	1,145,000	1,173,968
144A 5.25% 2/11/27 #, µ, ψ	1,305,000	1,383,235
144A 6.25% 12/18/24 #, µ, ψ	1,147,000	1,257,409
144A 6.375% 8/21/26 #, µ, ψ	2,310,000	2,574,691
Deutsche Bank 3.729% 1/14/32 µ	3,395,000	3,380,698
HSBC Holdings 4.60% 12/17/30 µ, ψ	2,015,000	2,047,744
JPMorgan Chase & Co. 3.109% 4/22/41 µ	1,020,000	1,104,955
Morgan Stanley 2.802% 1/25/52 µ	6,230,000	6,220,831
SVB Financial Group 4.10% 2/15/31 µ, ψ	3,205,000	3,264,933
Truist Financial 4.95% 9/1/25 µ, ψ	4,285,000	4,692,075
UBS 7.625% 8/17/22	2,635,000	2,910,029
UBS Group 6.875% 3/22/21 µ, ψ	3,500,000	3,524,713
USB Capital IX 3.50% (LIBOR03M + 1.02%)
4/15/11 ψ, ●	345,000	336,375
Wells Fargo & Co. 3.90% 3/15/26 µ, ψ	2,150,000	2,151,344
		54,081,683
Basic Industry – 3.46%
Graphic Packaging International 144A 3.50%
3/1/29 #	1,265,000	1,297,415
LYB International Finance III 3.375% 10/1/40	3,317,000	3,422,872
LyondellBasell Industries NV 4.625% 2/26/55	2,745,000	3,265,719
Nutrition & Biosciences 144A 3.268% 11/15/40 #	2,555,000	2,693,195
Packaging Corp. of America 4.05% 12/15/49	2,980,000	3,607,246
RPM International 4.25% 1/15/48	3,115,000	3,331,969

Schedules of investments
Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Steel Dynamics 3.25% 10/15/50	1,650,000	$1,667,947
WR Grace & Co. 144A 4.875% 6/15/27 #	222,000	233,087
		19,519,450
Brokerage – 1.18%
Charles Schwab
4.00% 12/1/30 µ, ψ	1,130,000	1,169,550
5.375% 6/1/25 µ, ψ	2,525,000	2,804,921
Jefferies Group 6.50% 1/20/43	1,985,000	2,684,194
		6,658,665
Capital Goods – 5.11%
Ball 2.875% 8/15/30	2,105,000	2,097,738
General Electric 4.35% 5/1/50	1,195,000	1,382,650
Otis Worldwide 3.362% 2/15/50	3,531,000	3,850,616
Parker-Hannifin 4.00% 6/14/49	1,545,000	1,902,155
Republic Services 3.05% 3/1/50	3,940,000	4,149,963
Reynolds Group Issuer 144A 4.00% 10/15/27 #	1,315,000	1,324,468
Snap-on 4.10% 3/1/48	2,298,000	2,918,661
Stanley Black & Decker 2.75% 11/15/50	4,770,000	4,777,584
Waste Connections 3.05% 4/1/50	6,245,000	6,428,325
		28,832,160
Communications – 14.15%
Altice France 144A 5.125% 1/15/29 #	1,425,000	1,472,203
AMC Networks 4.25% 2/15/29	2,000,000	1,993,520
AT&T
3.10% 2/1/43	1,200,000	1,170,315
3.50% 6/1/41	3,248,000	3,356,232
144A 3.50% 9/15/53 #	1,435,000	1,385,271
3.65% 6/1/51	3,095,000	3,110,288
Charter Communications Operating
3.70% 4/1/51	3,680,000	3,642,988
5.125% 7/1/49	765,000	906,845
5.375% 4/1/38	3,170,000	3,867,647
Comcast
2.80% 1/15/51	1,735,000	1,728,557
3.20% 7/15/36	2,265,000	2,510,071
3.75% 4/1/40	4,410,000	5,145,629
CSC Holdings 144A 4.125% 12/1/30 #	2,135,000	2,184,959
Deutsche Telekom 144A 3.625% 1/21/50 #	3,135,000	3,509,103
Deutsche Telekom International Finance 8.75%
6/15/30	1,335,000	2,083,368

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Discovery Communications
144A 4.00% 9/15/55 #	2,818,000	$3,041,290
5.20% 9/20/47	2,285,000	2,908,148
Level 3 Financing
144A 3.625% 1/15/29 #	715,000	712,775
144A 4.25% 7/1/28 #	1,505,000	1,543,694
Time Warner Cable
6.75% 6/15/39	2,105,000	2,949,385
7.30% 7/1/38	5,265,000	7,693,670
T-Mobile USA 144A 3.00% 2/15/41 #	7,575,000	7,471,791
Verizon Communications 4.50% 8/10/33	1,845,000	2,277,245
ViacomCBS 4.375% 3/15/43	4,195,000	4,873,379
Virgin Media Secured Finance 144A 5.50%
5/15/29 #	2,460,000	2,643,762
Vodafone Group
4.25% 9/17/50	1,660,000	1,973,793
4.875% 6/19/49	2,800,000	3,612,615
		79,768,543
Consumer Cyclical – 3.47%
Ford Motor 8.50% 4/21/23	2,475,000	2,776,331
General Motors
6.25% 10/2/43	3,520,000	4,768,908
6.75% 4/1/46	3,820,000	5,509,304
General Motors Financial 5.70% 9/30/30 µ, ψ	1,085,000	1,221,981
Lowe’s 3.00% 10/15/50	4,300,000	4,393,976
Prime Security Services Borrower 144A 3.375%
8/31/27 #	895,000	884,520
		19,555,020
Consumer Non-Cyclical – 14.12%
AbbVie
4.05% 11/21/39	3,815,000	4,481,562
4.25% 11/21/49	1,390,000	1,693,217
Anheuser-Busch InBev Worldwide 4.90% 2/1/46	8,410,000	10,569,680
BAT Capital 3.734% 9/25/40	5,280,000	5,408,422
Biogen 3.15% 5/1/50	4,420,000	4,424,430
Cigna 3.20% 3/15/40	2,620,000	2,816,372
CVS Health
2.70% 8/21/40	680,000	665,865
4.25% 4/1/50	2,825,000	3,405,713
4.78% 3/25/38	3,415,000	4,229,530

Schedules of investments
Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Danaher 2.60% 10/1/50	4,555,000	$4,474,571
Energizer Holdings 144A 4.375% 3/31/29 #	1,155,000	1,182,720
Gilead Sciences
2.80% 10/1/50	4,365,000	4,247,412
4.50% 2/1/45	2,525,000	3,140,924
Lamb Weston Holdings 144A 4.625% 11/1/24 #	222,000	231,835
Mondelez International 2.625% 9/4/50	5,730,000	5,528,020
Pernod Ricard 144A 5.50% 1/15/42 #	1,195,000	1,666,759
Regeneron Pharmaceuticals 2.80% 9/15/50	4,505,000	4,222,266
Takeda Pharmaceutical
3.025% 7/9/40	1,395,000	1,437,049
3.175% 7/9/50	4,945,000	5,077,309
Teleflex 144A 4.25% 6/1/28 #	1,345,000	1,415,343
US Foods 144A 4.75% 2/15/29 #	2,000,000	2,007,500
Viatris 144A 4.00% 6/22/50 #	6,550,000	7,317,040
		79,643,539
Electric – 15.84%
AEP Texas 3.80% 10/1/47	3,200,000	3,627,263
Alabama Power 4.30% 7/15/48	2,630,000	3,387,559
American Transmission Systems 144A 5.00%
9/1/44 #	5,110,000	6,218,219
Appalachian Power 4.50% 3/1/49	1,315,000	1,651,166
Arizona Public Service
4.20% 8/15/48	2,720,000	3,337,653
4.25% 3/1/49	2,790,000	3,479,090
Baltimore Gas and Electric 3.75% 8/15/47	2,580,000	3,066,295
Berkshire Hathaway Energy 144A 2.85% 5/15/51 #	2,205,000	2,207,068
CenterPoint Energy 3.70% 9/1/49	3,450,000	3,825,954
CMS Energy 4.75% 6/1/50 µ	1,835,000	2,086,519
Dominion Energy 4.65% 12/15/24 µ, ψ	1,960,000	2,067,800
Duke Energy 4.875% 9/16/24 µ, ψ	2,445,000	2,616,150
Entergy Arkansas 4.95% 12/15/44	2,765,000	3,065,058
Entergy Louisiana 4.95% 1/15/45	125,000	138,589
Evergy Kansas Central
3.25% 9/1/49	5,038,000	5,514,866
3.45% 4/15/50	1,430,000	1,605,608
Exelon 4.70% 4/15/50	1,720,000	2,216,049
Louisville Gas and Electric 4.25% 4/1/49	4,520,000	5,590,014
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	1,605,000	1,900,327
NRG Energy 144A 3.625% 2/15/31 #	675,000	703,266

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Oglethorpe Power
144A 3.75% 8/1/50 #	3,190,000	$3,373,065
5.05% 10/1/48	2,580,000	3,223,124
Oklahoma Gas and Electric 3.85% 8/15/47	4,500,000	5,253,242
Pacific Gas and Electric
3.30% 8/1/40	1,105,000	1,090,613
4.60% 6/15/43	5,240,000	5,711,004
San Diego Gas & Electric 3.32% 4/15/50	1,195,000	1,315,153
Southern 4.00% 1/15/51 µ	2,840,000	3,005,141
Southern California Edison
3.65% 2/1/50	610,000	658,059
4.00% 4/1/47	1,530,000	1,713,340
4.125% 3/1/48	3,245,000	3,718,106
4.875% 3/1/49	650,000	823,462
Southwestern Public Service 4.40% 11/15/48	875,000	1,114,903
		89,303,725
Energy – 7.48%
BP Capital Markets 4.875% 3/22/30 µ, ψ	2,115,000	2,310,214
Enbridge 5.75% 7/15/80 µ	1,840,000	2,038,378
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,711,907
Energy Transfer Operating
6.25% 4/15/49	1,630,000	1,930,831
7.125% 5/15/30 µ, ψ	2,075,000	1,954,857
Eni 144A 5.70% 10/1/40 #	3,450,000	4,214,416
Enterprise Products Operating
3.20% 2/15/52	4,365,000	4,204,163
4.20% 1/31/50	2,445,000	2,748,675
EQM Midstream Partners 144A 4.75% 1/15/31 #	1,450,000	1,401,614
Kinder Morgan 3.25% 8/1/50	5,955,000	5,631,244
Marathon Oil 5.20% 6/1/45	2,800,000	3,188,372
MPLX
4.70% 4/15/48	1,260,000	1,417,751
5.50% 2/15/49	3,340,000	4,176,450
NuStar Logistics 6.375% 10/1/30	2,000,000	2,206,250
Targa Resources Partners
144A 4.875% 2/1/31 #	1,390,000	1,452,550
5.50% 3/1/30	1,500,000	1,596,090
		42,183,762

Schedules of investments
Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies – 1.48%
AerCap Ireland Capital DAC
1.75% 1/30/26	2,275,000	$2,243,092
6.50% 7/15/25	1,865,000	2,210,851
Air Lease 3.00% 2/1/30	1,495,000	1,524,144
Avolon Holdings Funding 144A 2.75% 2/21/28 #	1,535,000	1,502,523
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	830,000	882,328
		8,362,938
Insurance – 7.43%
Berkshire Hathaway Finance
2.85% 10/15/50	1,225,000	1,259,859
4.20% 8/15/48	5,385,000	6,805,963
4.25% 1/15/49	1,150,000	1,466,709
Brighthouse Financial 4.70% 6/22/47	1,637,000	1,734,212
Centene 3.375% 2/15/30	1,820,000	1,909,298
Empower Finance 2020 144A 3.075% 9/17/51 #	1,990,000	2,110,331
Equitable Holdings 4.95% 9/15/25 µ, ψ	635,000	680,244
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	8,123,854
MetLife 3.85% 9/15/25 µ, ψ	710,000	734,850
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	2,010,000	2,382,502
New York Life Insurance 144A 3.75% 5/15/50 #	2,705,000	3,137,740
Pacific Life Insurance 144A 4.30% 10/24/67 #, µ	4,985,000	5,715,501
Prudential Financial 3.70% 10/1/50 µ	1,910,000	2,003,113
Willis North America 3.875% 9/15/49	3,260,000	3,856,595
		41,920,771
Natural Gas – 4.59%
Brooklyn Union Gas 144A 4.273% 3/15/48 #	5,010,000	6,202,039
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	6,992,792
Sempra Energy 4.875% 10/15/25 µ, ψ	1,485,000	1,603,355
Southern California Gas 4.30% 1/15/49	4,500,000	5,773,050
Southwest Gas
3.80% 9/29/46	2,150,000	2,408,095
4.15% 6/1/49	2,430,000	2,914,476
		25,893,807
Technology – 2.38%
Broadcom 144A 3.50% 2/15/41 #	1,690,000	1,705,914
Iron Mountain 144A 5.25% 7/15/30 #	1,666,000	1,768,043
KLA 3.30% 3/1/50	4,960,000	5,467,483
Lam Research 2.875% 6/15/50	2,675,000	2,792,318
SS&C Technologies 144A 5.50% 9/30/27 #	1,590,000	1,685,813
		13,419,571

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation – 2.56%
DAE Funding 144A 3.375% 3/20/28 #	415,000	$427,450
Delta Air Lines 144A 7.00% 5/1/25 #	2,465,000	2,859,986
Mileage Plus Holdings 144A 6.50% 6/20/27 #	1,550,000	1,697,250
Norfolk Southern 4.15% 2/28/48	4,795,000	5,861,090
Union Pacific 3.55% 8/15/39	3,155,000	3,565,092
		14,410,868
Utilities – 1.33%
Essential Utilities
3.351% 4/15/50	1,015,000	1,095,170
4.276% 5/1/49	5,138,000	6,377,977
		7,473,147
Total Corporate Bonds (cost $489,732,843)		531,027,649

Municipal Bonds – 2.14%
Long Island, New York Power Authority Electric
System Revenue
(Federally Taxable - Issuer Subsidy - Build
America Bonds) Series B 5.85% 5/1/41	3,600,000	5,209,884
Metropolitan Transportation Authority, New York
Revenue
(Build America Bonds)
Series A-2 6.089% 11/15/40	3,205,000	4,553,311
Oregon Department of Transportation Highway User
Tax Revenue
(Federally Taxable Build America Bonds)
Subordinate Series A 5.834% 11/15/34	1,605,000	2,304,748
Total Municipal Bonds (cost $8,430,316)		12,067,943

Loan Agreements – 0.27%
Zayo Group Holdings 3.121% (LIBOR01M + 3.00%)
3/9/27 ●	1,514,342	1,511,345
Total Loan Agreements (cost $1,510,556)		1,511,345

	Number of shares
Convertible Preferred Stock – 0.79%
Bank of America 7.25% exercise price $50.00 ψ	1,360	1,989,381

Schedules of investments
Delaware Extended Duration Bond Fund

	Number of shares	Value (US $)
Convertible Preferred Stock (continued)
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	14,912	$790,336
Lyondellbasell Advanced Polymers 6.00% exercise
price $52.33 ψ	1,597	1,693,618
Total Convertible Preferred Stock (cost $4,194,316)		4,473,335

Preferred Stock – 0.46%
Morgan Stanley 4.051% (LIBOR03M + 3.81%) ●	2,280,000	2,281,254
USB Realty 144A
1.388% (LIBOR03M + 1.147%) #, ●	400,000	306,500
Total Preferred Stock (cost $2,590,000)		2,587,754

Short-Term Investments – 1.62%
Money Market Mutual Funds – 1.62%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.01%)	2,274,056	2,274,056
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	2,274,056	2,274,056
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	2,274,056	2,274,056
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	2,274,056	2,274,056
Total Short-Term Investments (cost $9,096,224)		9,096,224
Total Value of Securities–100.24%
(cost $519,949,426)		$565,250,370

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $116,185,146, which represents 20.60% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
*	PIK. 100% of the income received was in the form of principal.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

The following futures contracts were outstanding at January 31, 2021:1

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
255 US Treasury Long Bonds	$43,023,281	$44,567,869	3/22/21	$(1,544,588)	$(215,156)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:

DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities	January 31, 2021 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Assets:
Investments, at value*	$1,245,618,370	$565,250,370
Cash	1,544,504	1,510,434
Cash collateral due from brokers	654,775	1,122,000
Receivable for securities sold	24,412,758	2,341,822
Receivable for fund shares sold	13,916,910	1,086,316
Dividends and interest receivable	10,532,618	5,956,853
Total Assets	1,296,679,935	577,267,795
Liabilities:
Payable for securities purchased	27,830,265	10,630,785
Payable for fund shares redeemed	4,258,075	2,008,633
Distribution payable	1,074,097	86,751
Investment management fees payable to affiliates	404,615	162,404
Other accrued expenses	230,994	168,913
Variation margin due to broker on futures contracts	116,531	215,156
Distribution fees payable to affiliates	84,804	37,731
Audit and tax fees payable	25,105	25,105
Dividend disbursing and transfer agent fees and expenses
payable to affiliates	8,945	4,064
Trustees’ fees and expenses payable to affiliates	4,348	2,020
Accounting and administration expenses payable to affiliates	3,897	1,956
Legal fees payable to affiliates	1,580	734
Reports and statements to shareholders expenses payable to
affiliates	1,553	696
Total Liabilities	34,044,809	13,344,948
Total Net Assets	$1,262,635,126	$563,922,847

Net Assets Consist of:
Paid-in capital	$1,204,684,242	$509,361,489
Total distributable earnings (loss)	57,950,884	54,561,358
Total Net Assets	$1,262,635,126	$563,922,847

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Net Asset Value
Class A:
Net assets	$201,223,258	$107,357,079
Shares of beneficial interest outstanding, unlimited authorization,
no par	31,097,355	15,225,978
Net asset value per share	$6.47	$7.05
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 -
sales charge)	$6.77	$7.38

Class C:
Net assets	$36,665,721	$11,283,281
Shares of beneficial interest outstanding, unlimited authorization,
no par	5,666,155	1,601,428
Net asset value per share	$6.47	$7.05

Class R:
Net assets	$14,075,995	$10,048,705
Shares of beneficial interest outstanding, unlimited authorization,
no par	2,173,581	1,422,632
Net asset value per share	$6.48	$7.06

Institutional Class:
Net assets	$1,002,428,961	$379,035,507
Shares of beneficial interest outstanding, unlimited authorization,
no par	154,917,966	53,859,854
Net asset value per share	$6.47	$7.04

Class R6:
Net assets	$8,241,191	$56,198,275
Shares of beneficial interest outstanding, unlimited authorization,
no par	1,274,388	7,979,120
Net asset value per share	$6.47	$7.04
____________________ * Investments, at cost	$1,189,212,294	$519,949,426

See accompanying notes, which are an integral part of the financial statements.

Statements of operations	Six months ended January 31, 2021 (Unaudited)

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Investment Income:
Interest	$18,743,274	$10,346,087
Dividends	114,963	115,632
	18,858,237	10,461,719

Expenses:
Management fees	2,920,779	1,557,734
Distribution expenses — Class A	250,161	148,657
Distribution expenses — Class C	235,541	65,479
Distribution expenses — Class R	35,140	28,586
Dividend disbursing and transfer agent fees and expenses	651,262	321,063
Accounting and administration expenses	118,103	65,608
Reports and statements to shareholders expenses	72,790	35,905
Registration fees	54,034	45,034
Legal fees	44,701	24,641
Trustees’ fees and expenses	34,677	16,599
Audit and tax fees	26,270	25,770
Custodian fees	20,487	10,926
Other	27,444	20,319
	4,491,389	2,366,321
Less expenses waived	(525,345)	(512,154)
Less expenses paid indirectly	(241)	(144)
Total operating expenses	3,965,803	1,854,023
Net Investment Income	14,892,434	8,607,696

	Delaware	Delaware
	Corporate	Extended Duration
	Bond Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$27,120,833	$24,370,076
Distributions from investment companies	8	5
Futures contracts	(413,872)	(883,872)
Net realized gain	26,706,969	23,486,209

Net change in unrealized appreciation (depreciation) of:
Investments	(28,475,813)	(36,194,501)
Futures contracts	(1,232,057)	(2,484,133)
Net change in unrealized appreciation (depreciation)	(29,707,870)	(38,678,634)
Net Realized and Unrealized Loss	(3,000,901)	(15,192,425)
Net Increase (Decrease) in Net Assets Resulting from
Operations	$11,891,533	$(6,584,729)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Corporate Bond Fund

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$14,892,434	$31,204,544
Net realized gain	26,706,969	51,058,310
Net change in unrealized appreciation (depreciation)	(29,707,870)	45,971,208
Net increase in net assets resulting from operations	11,891,533	128,234,062

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,698,437)	(5,285,286)
Class C	(696,769)	(1,396,953)
Class R	(242,084)	(443,563)
Institutional Class	(18,707,850)	(27,210,784)
Class R6	(130,397)	(38,151)
	(23,475,537)	(34,374,737)

Capital Share Transactions:
Proceeds from shares sold:
Class A	29,167,416	62,982,195
Class C	4,586,337	10,660,221
Class R	2,827,690	5,609,745
Institutional Class	246,407,431	504,256,201
Class R6	4,949,008	4,758,341
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	3,240,675	4,758,388
Class C	643,842	1,198,923
Class R	247,454	443,259
Institutional Class	13,062,659	19,226,028
Class R6	3,194	985
	305,135,706	613,894,286

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,714,519)	$(53,081,068)
Class C	(16,405,561)	(37,184,640)
Class R	(2,965,010)	(10,525,703)
Institutional Class	(151,459,218)	(421,540,769)
Class R6	(776,108)	(896,507)
	(200,320,416)	(523,228,687)
Increase in net assets derived from capital share transactions	104,815,290	90,665,599
Net Increase in Net Assets	93,231,286	184,524,924

Net Assets:
Beginning of period	1,169,403,840	984,878,916
End of period	$1,262,635,126	$1,169,403,840

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Extended Duration Bond Fund

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,607,696	$20,354,911
Net realized gain	23,486,209	47,141,711
Net change in unrealized appreciation (depreciation)	(38,678,634)	33,952,546
Net increase (decrease) in net assets resulting from
operations	(6,584,729)	101,449,168

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(8,757,057)	(6,783,486)
Class C	(963,070)	(700,946)
Class R	(889,044)	(611,834)
Institutional Class	(30,280,886)	(23,233,495)
Class R6	(4,519,095)	(2,601,926)
	(45,409,152)	(33,931,687)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,592,921	31,793,438
Class C	1,354,745	4,000,885
Class R	3,496,047	5,159,979
Institutional Class	69,620,092	137,592,975
Class R6	824,363	11,168,538
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	8,599,945	6,688,533
Class C	960,379	651,683
Class R	895,890	613,147
Institutional Class	29,109,121	22,414,672
Class R6	4,538,840	2,586,005
	133,992,343	222,669,855

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(35,930,678)	$(46,526,197)
Class C	(3,709,189)	(7,237,749)
Class R	(5,371,616)	(6,913,146)
Institutional Class	(62,919,204)	(272,359,520)
Class R6	(1,170,589)	(7,675,284)
	(109,101,276)	(340,711,896)
Increase (decrease) in net assets derived from capital share
transactions	24,891,067	(118,042,041)
Net Decrease in Net Assets	(27,102,814)	(50,524,560)

Net Assets:
Beginning of period	591,025,661	641,550,221
End of period	$563,922,847	$591,025,661

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$6.54	$5.97	$5.61	$5.90	$5.94	$5.81

0.07	0.17	0.21	0.19	0.19	0.19
(0.02)	0.58	0.37	(0.27)	(0.03)	0.14
0.05	0.75	0.58	(0.08)	0.16	0.33

(0.08)	(0.18)	(0.22)	(0.21)	(0.20)	(0.20)
(0.04)	—	—	—	—	— [3]
(0.12)	(0.18)	(0.22)	(0.21)	(0.20)	(0.20)

$6.47	$6.54	$5.97	$5.61	$5.90	$5.94

0.79%	12.90%	10.65%	(1.44% )	2.84%	5.91%

$201,223	$199,500	$168,910	$200,600	$248,143	$352,477
0.82%	0.82%	0.82%	0.88%	0.94%	0.94%
0.91%	0.91%	0.92%	0.92%	0.94%	0.96%
2.29%	2.71%	3.68%	3.26%	3.19%	3.28%
2.20%	2.62%	3.58%	3.22%	3.19%	3.26%
52%	172%	173%	158%	168%	217%

Financial highlights
Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$6.54	$5.97	$5.61	$5.90	$5.94	$5.81

0.05	0.12	0.17	0.14	0.14	0.15
(0.02)	0.59	0.37	(0.27)	(0.02)	0.14
0.03	0.71	0.54	(0.13)	0.12	0.29

(0.06)	(0.14)	(0.18)	(0.16)	(0.16)	(0.16)
(0.04)	—	—	—	—	— [3]
(0.10)	(0.14)	(0.18)	(0.16)	(0.16)	(0.16)

$6.47	$6.54	$5.97	$5.61	$5.90	$5.94

0.41%	12.05%	9.83%	(2.18% )	2.07%	5.12%

$36,666	$48,283	$68,277	$88,274	$131,520	$173,057
1.57%	1.57%	1.57%	1.63%	1.69%	1.69%
1.66%	1.66%	1.67%	1.67%	1.69%	1.71%
1.54%	1.96%	2.93%	2.51%	2.44%	2.53%
1.45%	1.87%	2.83%	2.47%	2.44%	2.51%
52%	172%	173%	158%	168%	217%

Financial highlights
Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$6.54	$5.98	$5.62	$5.90	$5.94	$5.82

0.07	0.15	0.19	0.17	0.17	0.17
(0.01)	0.58	0.38	(0.26)	(0.02)	0.14
0.06	0.73	0.57	(0.09)	0.15	0.31

(0.08)	(0.17)	(0.21)	(0.19)	(0.19)	(0.19)
(0.04)	—	—	—	—	— [3]
(0.12)	(0.17)	(0.21)	(0.19)	(0.19)	(0.19)

$6.48	$6.54	$5.98	$5.62	$5.90	$5.94

0.82%	12.43%	10.36%	(1.51% )	2.58%	5.47%

$14,076	$14,107	$17,517	$19,512	$24,207	$29,149
1.07%	1.07%	1.07%	1.13%	1.19%	1.19%
1.16%	1.16%	1.17%	1.17%	1.19%	1.21%
2.04%	2.46%	3.43%	3.01%	2.94%	3.03%
1.95%	2.37%	3.33%	2.97%	2.94%	3.01%
52%	172%	173%	158%	168%	217%

Financial highlights
Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$6.54	$5.97	$5.61	$5.90	$5.94	$5.81

0.08	0.18	0.22	0.20	0.20	0.20
(0.02)	0.59	0.37	(0.27)	(0.02)	0.15
0.06	0.77	0.59	(0.07)	0.18	0.35

(0.09)	(0.20)	(0.23)	(0.22)	(0.22)	(0.22)
(0.04)	—	—	—	—	— [3]
(0.13)	(0.20)	(0.23)	(0.22)	(0.22)	(0.22)

$6.47	$6.54	$5.97	$5.61	$5.90	$5.94

0.92%	13.18%	10.93%	(1.20% )	3.09%	6.18%

$1,002,429	$903,456	$730,173	$860,359	$687,186	$583,649
0.57%	0.57%	0.57%	0.63%	0.69%	0.69%
0.66%	0.66%	0.67%	0.67%	0.69%	0.71%
2.54%	2.96%	3.93%	3.51%	3.44%	3.53%
2.45%	2.87%	3.83%	3.47%	3.44%	3.51%
52%	172%	173%	158%	168%	217%

Financial highlights
Delaware Corporate Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended		1/31/19[1]
1/31/21[2]	Year ended	to
(Unaudited)	7/31/20	7/31/19
$6.53	$5.97	$5.59

0.09	0.19	0.11
(0.02)	0.58	0.39
0.07	0.77	0.50

(0.09)	(0.21)	(0.12)
(0.04)	—	—
(0.13)	(0.21)	(0.12)

$6.47	$6.53	$5.97

1.12%	13.12%	8.98%

$8,241	$4,058	$2
0.48%	0.48%	0.48%
0.57%	0.57%	0.58%
2.63%	3.05%	4.01%
2.54%	2.96%	3.91%
52%	172%	173% [6]

Financial highlights
Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$7.73	$6.84	$6.28	$6.62	$6.79	$6.29

0.11	0.22	0.24	0.23	0.22	0.23
(0.20)	1.05	0.56	(0.34)	(0.16)	0.51
(0.09)	1.27	0.80	(0.11)	0.06	0.74

(0.11)	(0.23)	(0.24)	(0.23)	(0.23)	(0.23)
(0.48)	(0.15)	—	—	—	(0.01)
—	—	—	—	—	—[3]
(0.59)	(0.38)	(0.24)	(0.23)	(0.23)	(0.24)

$7.05	$7.73	$6.84	$6.28	$6.62	$6.79

(1.25% )	19.19%	13.17%	(1.64% )	0.97%	12.14%

$107,357	$130,678	$125,213	$150,397	$196,754	$241,190
0.82%	0.82%	0.82%	0.87%	0.96%	0.96%
1.00%	0.98%	0.98%	0.98%	1.00%	1.00%
2.83%	3.16%	3.78%	3.52%	3.40%	3.60%
2.65%	3.00%	3.62%	3.41%	3.36%	3.56%
37%	108%	133%	147%	187%	219%

Financial highlights
Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$7.72	$6.83	$6.27	$6.61	$6.78	$6.29

0.08	0.17	0.19	0.18	0.17	0.18
(0.19)	1.05	0.56	(0.33)	(0.16)	0.50
(0.11)	1.22	0.75	(0.15)	0.01	0.68

(0.08)	(0.18)	(0.19)	(0.19)	(0.18)	(0.18)
(0.48)	(0.15)	—	—	—	(0.01)
—	—	—	—	—	—[3]
(0.56)	(0.33)	(0.19)	(0.19)	(0.18)	(0.19)

$7.05	$7.72	$6.83	$6.27	$6.61	$6.78

(1.49% )	18.32%	12.34%	(2.39% )	0.21%	11.14%

$11,283	$13,859	$14,748	$17,612	$28,265	$33,777
1.57%	1.57%	1.57%	1.62%	1.71%	1.71%
1.75%	1.73%	1.73%	1.73%	1.75%	1.75%
2.08%	2.41%	3.03%	2.77%	2.65%	2.85%
1.90%	2.25%	2.87%	2.66%	2.61%	2.81%
37%	108%	133%	147%	187%	219%

Financial highlights
Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived .
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$7.74	$6.85	$6.29	$6.63	$6.80	$6.30

0.10	0.21	0.22	0.21	0.20	0.21
(0.20)	1.04	0.57	(0.33)	(0.16)	0.51
(0.10)	1.25	0.79	(0.12)	0.04	0.72

(0.10)	(0.21)	(0.23)	(0.22)	(0.21)	(0.21)
(0.48)	(0.15)	—	—	—	(0.01)
—	—	—	—	—	— [3]
(0.58)	(0.36)	(0.23)	(0.22)	(0.21)	(0.22)

$7.06	$7.74	$6.85	$6.29	$6.63	$6.80

(1.37% )	18.87%	12.87%	(1.88% )	0.71%	11.84%

$10,049	$12,065	$11,984	$15,389	$19,294	$25,965
1.07%	1.07%	1.07%	1.12%	1.21%	1.21%
1.25%	1.23%	1.23%	1.23%	1.25%	1.25%
2.58%	2.91%	3.53%	3.27%	3.15%	3.35%
2.40%	2.75%	3.37%	3.16%	3.11%	3.31%
37%	108%	133%	147%	187%	219%

Financial highlights
Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$7.71	$6.82	$6.27	$6.61	$6.78	$6.28

0.11	0.24	0.25	0.25	0.24	0.24
(0.18)	1.05	0.56	(0.34)	(0.17)	0.51
(0.07)	1.29	0.81	(0.09)	0.07	0.75

(0.12)	(0.25)	(0.26)	(0.25)	(0.24)	(0.24)
(0.48)	(0.15)	—	—	—	(0.01)
—	—	—	—	—	— [3]
(0.60)	(0.40)	(0.26)	(0.25)	(0.24)	(0.25)

$7.04	$7.71	$6.82	$6.27	$6.61	$6.78

(0.99% )	19.54%	13.30%	(1.40% )	1.21%	12.26%

$379,036	$377,316	$444,635	$433,957	$393,714	$372,052
0.57%	0.57%	0.57%	0.62%	0.71%	0.71%
0.75%	0.73%	0.73%	0.73%	0.75%	0.75%
3.08%	3.41%	4.03%	3.77%	3.65%	3.85%
2.90%	3.25%	3.87%	3.66%	3.61%	3.81%
37%	108%	133%	147%	187%	219%

Financial highlights
Delaware Extended Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[7]	Portfolio turnover is representative of the Fund for the entire period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended					5/2/16[1]
1/31/21[2]	Year ended				to
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$7.72	$6.83	$6.27	$6.61	$6.78	$6.38

0.12	0.25	0.26	0.25	0.24	0.23
(0.20)	1.04	0.56	(0.33)	(0.16)	0.22
(0.08)	1.29	0.82	(0.08)	0.08	0.45

(0.12)	(0.25)	(0.26)	(0.26)	(0.25)	(0.05)
(0.48)	(0.15)	—	—	—	—
—	—	—	—	—	— [4]
(0.60)	(0.40)	(0.26)	(0.26)	(0.25)	(0.05)

$7.04	$7.72	$6.83	$6.27	$6.61	$6.78

(1.09% )	19.61%	13.56%	(1.32% )	1.29%	7.20%

$56,198	$57,108	$44,970	$48,373	$23,229	$8,578
0.49%	0.49%	0.49%	0.54%	0.63%	0.63%
0.65%	0.63%	0.64%	0.65%	0.67%	0.65%
3.16%	3.49%	4.11%	3.85%	3.73%	3.40%
3.00%	3.35%	3.96%	3.74%	3.69%	3.38%
37%	108%	133%	147%	187%	219% [7]

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund	January 31, 2021 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or together, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under

Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended January 31, 2021, and for all open tax years (years ended July 31, 2018–July 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended January 31, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

under “Less expenses paid indirectly.” There were no earnings credit for the six months ended January 31, 2021 for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Corporate Bond Fund	$241
Delaware Extended Duration Bond Fund	144

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.57% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares and 0.48% of average daily net assets of Class R6 shares. Prior to November 27, 2020, Delaware Extended Duration Bond Fund, expense waiver was 0.57% of average daily net assets of Class A, Class C, Class R, and Institutional Class shares, and 0.49% of average daily net assets of Class R6 shares. The expense waivers were in effect from August 1, 2020 through January 31, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The

Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Corporate Bond Fund	$22,533
Delaware Extended Duration Bond Fund	11,693

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Corporate Bond Fund	$54,403
Delaware Extended Duration Bond Fund	25,682

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended January 31, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Corporate Bond Fund	$17,690
Delaware Extended Duration Bond Fund	8,384

For the six months ended January 31, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Corporate Bond Fund	$6,608
Delaware Extended Duration Bond Fund	10,961

For the six months ended January 31, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class C
Delaware Corporate Bond Fund	$4,291
Delaware Extended Duration Bond Fund	1,264

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from January 1, 2020 through November 27, 2021.

3. Investments

For the six months ended January 31, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	US government	US government	US government	US government
Fund	securities	securities	securities	securities
Delaware Corporate
Bond Fund	$551,387,552	$141,938,132	$467,088,626	$146,231,698
Delaware Extended
Duration Bond
Fund	204,593,936	2,426,621	215,758,025	2,348,223

At January 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
	investments	of investments	of investments	of investments
Fund	and derivatives	and derivatives	and derivatives	and derivatives
Delaware Corporate
Bond Fund	$1,193,541,925	$56,194,368	$(4,802,942)	$51,391,426
Delaware Extended
Duration Bond
Fund	520,509,640	46,371,202	(3,175,060)	43,196,142

At July 31, 2020, there was no capital loss carryforwards for Delaware Extended Duration Bond Fund. At July 31, 2020, capital loss carryforwards available to offset future realized capital gains for Delaware Corporate Bond Fund were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Corporate Bond
Fund	$—	$10,905,533	$10,905,533

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

3. Investments (continued) participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 -

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 -	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of January 31, 2021:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Bonds	$—	$8,385,861	$8,385,861
Convertible Preferred Stock[1]	1,204,743	2,977,884	4,182,627
Corporate Bonds	—	1,185,043,090	1,185,043,090
Loan Agreements	—	9,320,180	9,320,180
Preferred Stock	—	7,135,252	7,135,252
US Treasury Obligations	—	3,878,479	3,878,479
Short-Term Investments	27,672,881	—	27,672,881
Total Value of Securities	$28,877,624	$1,216,740,746	$1,245,618,370

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Derivatives[2]
Liabilities:
Futures Contracts	$(685,020)	$—	$(685,020)

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Convertible Bonds	$—	$4,486,120	$4,486,120
Convertible Preferred Stock[1]	2,779,717	1,693,618	4,473,335
Corporate Bonds	—	531,027,649	531,027,649
Loan Agreements	—	1,511,345	1,511,345
Municipal Bonds	—	12,067,943	12,067,943
Preferred Stock	—	2,587,754	2,587,754
Short-Term Investments	9,096,224	—	9,096,224
Total Value of Securities	$11,875,941	$553,374,429	$565,250,370
Derivatives[2]
Liabilities:
Futures Contracts	$(1,544,588)	$—	$(1,544,588)

[1]	Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types for each Fund:

	Delaware
	Corporate
	Bond Fund
	Level 1	Level 2	Total
Convertible Preferred Stock	28.80%	71.20%	100.00%

	Delaware
	Extended Duration
	Bond Fund
	Level 1	Level 2	Total
Convertible Preferred Stock	62.14%	37.86%	100.00%

[2]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at period end.

During the six months ended January 31, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended January 31, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund
	Six months		Six months
	ended	Year ended	ended	Year ended
	1/31/21	7/31/20	1/31/21	7/31/20
Shares sold:
Class A	4,496,595	10,153,386	1,987,299	4,439,282
Class C	708,248	1,738,267	183,956	562,875
Class R	436,815	905,259	476,356	736,113
Institutional Class	38,033,259	82,566,206	9,474,713	19,369,145
Class R6	772,132	766,427	112,419	1,520,821

Shares issued upon reinvestment of dividends and distributions:
Class A	499,544	781,707	1,187,441	956,470
Class C	99,198	197,049	132,892	93,282
Class R	38,123	72,860	123,607	87,481
Institutional Class	2,013,854	3,156,644	4,031,511	3,210,298
Class R6	493	156	627,730	369,396
	47,098,261	100,337,961	18,337,924	31,345,163

Shares redeemed:
Class A	(4,421,290)	(8,692,677)	(4,862,537)	(6,798,456)
Class C	(2,528,108)	(5,979,168)	(510,451)	(1,019,738)
Class R	(457,826)	(1,751,822)	(736,436)	(1,014,830)
Institutional Class	(23,359,020)	(69,739,026)	(8,566,398)	(38,810,928)
Class R6	(119,433)	(145,752)	(159,955)	(1,075,826)
	(30,885,677)	(86,308,445)	(14,835,777)	(48,719,778)
Net increase (decrease)	16,212,584	14,029,516	3,502,147	(17,374,615)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2021 and the year ended July 31, 2020, each Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Delaware Corporate Bond Fund
Six months ended
1/31/21	9,077	61,536	—	47,406	23,240	$458,295
Year ended
7/31/20	23,616	79,498	2,410	60,214	45,359	655,916
Delaware Extended Duration Bond Fund
Six months ended
1/31/21	11,881	29,185	—	29,171	11,904	294,343
Year ended
7/31/20	5,885	32,354	—	32,370	5,894	271,502

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, each Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Funds had no amounts outstanding as of January 31, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

6. Derivatives (continued)

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2021, Delaware Corporate Bond Fund posted $654,775 and Delaware Extended Duration Bond Fund posted $1,122,000 cash collateral as margin for open futures contracts, which is included in “Cash collateral due from broker” on the “Statements of assets and liabilities.”

During the six months ended January 31, 2021, each Fund used futures contracts to hedge the Funds’ existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended January 31, 2021, the Funds experienced net realized and unrealized gain or loss attributable to their use of futures contracts, which is disclosed as “Variation margin due from broker on futures contracts” on the “Statements of assets and liabilities” and as “Net realized gain (loss) on futures contracts” on the “Statements of operations.”

The table below summarizes the average balance of derivative holdings by each Fund during the six months ended January 31, 2021:

	Long Derivative Volume
	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Futures contracts (average
notional value)	$42,120,141	$43,679,843

7. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

7. Securities Lending (continued)

During the six months ended January 31, 2021, each Fund had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Funds’ performance.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

Notes to financial statements
Delaware Corporate Bond Fund and
Delaware Extended Duration Bond Fund

10. Recent Accounting Pronouncements (continued)

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2021, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held August 11-13, 2020

At a meeting held on August 11-13, 2020 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for each of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Funds; the costs of such services to the Funds; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2020, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Funds and their shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the

Other Fund information (Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held August 11-13, 2020 (continued)

Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Funds. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Funds; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Funds; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent, applicable, ended January 31, 2020. The Board’s objective is that each Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

Delaware Corporate Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 10-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Extended Duration Bond Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional BBB-rated corporate debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for each Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

Delaware Corporate Bond Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Delaware Extended Duration Bond Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total return was in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Other Fund information (Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held August 11-13, 2020 (continued)

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to the Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Funds, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed each Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2020, each Fund’s net assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under each Fund’s Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Frances A.	Christianna Wood
President and	Former Chief Executive	Sevilla-Sacasa	Chief Executive Officer
Chief Executive Officer	Officer	Former Chief Executive	and President
Delaware Funds®	Private Wealth Management	Officer	Gore Creek Capital, Ltd.
by Macquarie	J.P. Morgan Chase & Co.	Banco Itaú International	Golden, CO
Philadelphia, PA	New York, NY	Miami, FL	Janet L. Yeomans

Jerome D. Abernathy	Joseph W. Chow	Thomas K. Whitford	Former Vice President and
Managing Member,	Former Executive Vice	Former Vice Chairman	Treasurer
Stonebrook Capital	President	PNC Financial Services	3M Company
Management, LLC	State Street Corporation	Group	St. Paul, MN
Jersey City, NJ	Boston, MA	Pittsburgh, PA

Thomas L. Bennett	John A. Fry
Chairman of the Board	President
Delaware Funds	Drexel University
by Macquarie	Philadelphia, PA
Private Investor
Rosemont, PA

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual fund

Delaware Floating Rate Fund

January 31, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Floating Rate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Disclosure of Fund expenses	1
Security type / sector allocation	3
Schedule of investments	4
Statement of assets and liabilities	12
Statement of operations	14
Statements of changes in net assets	16
Financial highlights	18
Notes to financial statements	26
Other Fund information	37
About the organization	41

Unless otherwise noted, views expressed herein are current as of January 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2020 to January 31, 2021 (Unaudited)

The Fund seeks high current income and, secondarily, long-term total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2020 to January 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2020 to January 31, 2021 (Unaudited)

Delaware Floating Rate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/20	1/31/21	Expense Ratio	8/1/20 to 1/31/21*
Actual Fund return†
Class A	$1,000.00	$1,060.80	0.94%	$4.88
Class C	1,000.00	1,056.80	1.69%	8.76
Class R	1,000.00	1,059.30	1.19%	6.18
Institutional Class	1,000.00	1,062.10	0.69%	3.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.47	0.94%	$4.79
Class C	1,000.00	1,016.69	1.69%	8.59
Class R	1,000.00	1,019.21	1.19%	6.06
Institutional Class	1,000.00	1,021.73	0.69%	3.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation
Delaware Floating Rate Fund	As of January 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.25%
Corporate Bonds	5.57%
Banking	0.46%
Basic Industry	0.21%
Capital Goods	0.32%
Communications	0.40%
Consumer Cyclical	1.18%
Consumer Non-Cyclical	0.93%
Energy	0.17%
Financial Services	0.78%
Insurance	0.28%
Services	0.19%
Technology	0.26%
Transportation	0.39%
Loan Agreements	92.09%
Master Limited Partnerships	0.31%
Short-Term Investments	8.99%
Total Value of Securities	107.21%
Liabilities Net of Receivables and Other Assets	(7.21%)
Total Net Assets	100.00%

3

Schedule of investments
Delaware Floating Rate Fund	January 31, 2021 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond — 0.25%
Cheniere Energy 144A PIK 4.875% exercise price
$93.64, maturity date 5/28/21 #, *	294,866	$296,709
Total Convertible Bond (cost $297,325)		296,709

Corporate Bonds — 5.57%
Banking — 0.46%
Deutsche Bank 6.00% 10/30/25 µ, ψ	200,000	195,250
Popular 6.125% 9/14/23	250,000	270,411
SVB Financial Group 4.10% 2/15/31 µ, ψ	75,000	76,403
		542,064
Basic Industry — 0.21%
Freeport-McMoRan 5.45% 3/15/43	200,000	250,372
		250,372
Capital Goods — 0.32%
Bombardier 144A 7.875% 4/15/27 #	125,000	115,587
TransDigm 5.50% 11/15/27	250,000	256,925
		372,512
Communications — 0.40%
Clear Channel Worldwide Holdings 9.25% 2/15/24	125,000	130,260
Level 3 Financing 144A 4.25% 7/1/28 #	325,000	333,356
		463,616
Consumer Cyclical — 1.18%
Carnival 144A 7.625% 3/1/26 #	230,000	243,656
Delta Air Lines
144A 7.00% 5/1/25 #	550,000	638,131
7.375% 1/15/26	250,000	287,385
United Airlines Holdings 4.875% 1/15/25	215,000	207,587
		1,376,759
Consumer Non-Cyclical — 0.93%
Hadrian Merger Sub 144A 8.50% 5/1/26 #	122,000	127,009
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	250,000	267,969
Surgery Center Holdings 144A 10.00% 4/15/27 #	200,000	221,375
Tenet Healthcare 6.875% 11/15/31	267,000	289,311
United Natural Foods 144A 6.75% 10/15/28 #	170,000	179,987
		1,085,651
Energy — 0.17%
CNX Resources 144A 7.25% 3/14/27 #	180,000	193,779
		193,779

4

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services — 0.78%
AerCap Holdings 5.875% 10/10/79 µ	150,000	$152,531
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	400,000	425,219
NFP 144A 7.00% 5/15/25 #	310,000	335,381
		913,131
Insurance — 0.28%
HUB International 144A 7.00% 5/1/26 #	310,000	321,937
		321,937
Services — 0.19%
PowerTeam Services 144A 9.033% 12/4/25 #	200,000	222,000
		222,000
Technology — 0.26%
Banff Merger Sub 144A 9.75% 9/1/26 #	20,000	21,191
Boxer Parent 144A 9.125% 3/1/26 #	265,000	283,245
		304,436
Transportation — 0.39%
DAE Funding
144A 4.50% 8/1/22 #	75,000	75,698
144A 5.75% 11/15/23 #	371,000	381,666
		457,364
Total Corporate Bonds (cost $6,142,080)		6,503,621

Loan Agreements — 92.09%
A&V Holdings Midco 6.375% (LIBOR06M + 5.375%)
3/10/27 ●	560,443	553,438
Acrisure TBD 2/15/27 X	900,000	891,000
Acrisure Tranche B 3.621% (LIBOR01M + 3.50%)
2/15/27 ●	699,829	698,079
Advantage Sales & Marketing 1st Lien 5.469%
(LIBOR03M + 5.25%) 10/28/27 ●	1,170,000	1,178,044
American Airlines Tranche B 2.127% (LIBOR01M +
2.00%) 12/14/23 ●	1,011,284	943,745
Applied Systems 2nd Lien 8.00% (LIBOR03M +
7.00%) 9/19/25 ●	2,180,719	2,204,343
Apro 5.00% (LIBOR03M + 4.00%) 11/14/26 ●	1,541,918	1,551,555
Array Technologies 5.00% (LIBOR01M + 4.00%)
10/14/27 ●	1,811,000	1,823,074
Aruba Investments Holdings 1st Lien 4.75%
(LIBOR03M + 4.00%) 11/24/27 ●	825,000	832,219
Aruba Investments Holdings 2nd Lien TBD
11/24/28 X	825,000	835,313

5

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
AssuredPartners
3.647% (LIBOR01M + 3.50%) 2/12/27 ●	822,544	$819,203
5.50% (LIBOR01M + 4.50%) 2/12/27 ●	446,625	450,031
Astoria Energy Tranche B TBD 12/10/27 X	1,565,000	1,568,424
Ball Metalpack Finco 2nd Lien 9.75% (LIBOR03M +
8.75%) 7/31/26 ●	593,000	536,665
Bausch Health 3.121% (LIBOR01M + 3.00%)
6/2/25 ●	684,102	686,368
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%)
11/15/21 ●	2,259,667	2,183,968
Boxer Parent 4.371% (LIBOR01M + 4.25%)
10/2/25 ●	1,351,284	1,351,003
BW Gas & Convenience Holdings 6.38%
(LIBOR01M + 6.25%) 11/18/24 ●	1,671,171	1,700,416
BWay Holding 3.381% (LIBOR03M + 3.25%)
4/3/24 ●	950,902	935,053
Caesars Resort Collection Tranche B-1 4.621%
(LIBOR01M + 4.50%) 7/21/25 ●	1,078,298	1,080,030
Camelot US Acquisition l
3.121% (LIBOR01M + 3.00%) 10/30/26 ●	474,352	476,309
4.00% (LIBOR01M + 3.00%) 10/30/26 ●	900,000	905,063
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 ●	1,063,655	1,100,085
Chemours Tranche B-2 1.88% (LIBOR01M +
1.75%) 4/3/25 ●	349,615	347,430
CityCenter Holdings 3.00% (LIBOR01M + 2.25%)
4/18/24 ●	570,566	565,359
Connect US Finco 4.50% (LIBOR01M + 3.50%)
12/12/26 ●	1,205,079	1,210,226
Consolidated Communications 5.75% (LIBOR01M +
4.75%) 10/2/27 ●	1,421,438	1,435,814
Core & Main 3.75% (LIBOR03M + 2.75%) 8/1/24 ●	925,642	926,221
CPC Acquisition 1st Lien 4.50% (LIBOR03M +
3.75%) 12/29/27 ●	1,205,000	1,223,075
CPI Holdco Tranche B-1 1st Lien TBD 11/4/26 X	250,000	250,938
Crestwood Holdings 7.63% (LIBOR01M + 7.50%)
3/6/23 ●	1,147,736	962,664
CSC Holdings 2.377% (LIBOR01M + 2.25%)
7/17/25 ●	520,445	518,819
Cumulus Media New Holdings 4.75% (LIBOR06M +
3.75%) 3/31/26 ●	1,072,268	1,072,938
Delta Air Lines
4.75% (LIBOR03M + 3.75%) 10/20/27 ●	1,000,000	1,050,687
4.871% (LIBOR01M + 4.75%) 4/29/23 ●	273,625	277,102

6

	Principal amount°	Value (US $)
Loan Agreements (continued)
Digicel International Finance Tranche B 1st Lien
3.51% (LIBOR06M + 3.25%) 5/27/24 ●	1,680,218	$1,572,404
Dun & Bradstreet 1st Lien TBD 2/6/26 X	310,000	310,814
Dun & Bradstreet Tranche B 3.878% (LIBOR01M +
3.75%) 2/6/26 ●	568,318	569,810
EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M
+ 3.50%) 10/1/27 ●	1,061,879	1,062,449
Ensemble RCM 3.962% (LIBOR03M + 3.75%)
8/3/26 ●	521,215	523,007
Epicor Software 2nd Lien 8.75% (LIBOR01M +
7.75%) 7/31/28 ●	1,510,000	1,586,444
eResearchTechnology TBD 2/4/27 X	605,000	608,673
ESH Hospitality 2.121% (LIBOR01M + 2.00%)
9/18/26 ●	383,534	381,976
Frontier Communications 5.75% (LIBOR01M +
4.75%) 10/8/21 ●	2,295,000	2,305,041
Garda World Security Tranche B 1st Lien 4.99%
(LIBOR03M + 4.75%) 10/30/26 ●	593,628	595,854
Global Medical Response 5.75% (LIBOR03M +
4.75%) 10/2/25 ●	2,005,000	2,008,759
Granite US Holdings Tranche B 4.169% (LIBOR02M
+ 4.00%) 9/30/26 ●	1,009,380	1,013,166
Hamilton Projects Acquiror 5.75% (LIBOR03M +
4.75%) 6/17/27 ●	1,323,784	1,338,124
Heartland Dental 3.621% (LIBOR01M + 3.50%)
4/30/25 ●	1,919,507	1,879,917
HUB International 3.013% (LIBOR03M + 2.75%)
4/25/25 ●	681,555	677,189
Ineos US Petrochem TBD 1/21/26 X	915,000	919,290
Informatica 2nd Lien 7.125% 2/25/25 ●	1,750,000	1,795,937
JBS USA LUX 2.121% (LIBOR01M + 2.00%)
5/1/26 ●	524,028	524,683
LBM Acquisition 1st Lien TBD 12/17/27 X	1,770,000	1,776,085
LCPR Loan Financing 5.127% (LIBOR01M + 5.00%)
10/15/26 ●	905,000	914,050
Logmein 1st Lien 4.881% (LIBOR03M + 4.75%)
8/31/27 ●	1,765,000	1,765,275
Mermaid Bidco Tranche B 5.00% (LIBOR03M +
4.25%) 12/12/27 ●	1,810,000	1,828,100
Milano Acquisition Tranche B 4.75% (LIBOR03M +
4.00%) 10/1/27 ●	1,650,000	1,656,187
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%)
6/21/27 ●	1,326,000	1,415,874
Numericable US Tranche B-13 4.127% (LIBOR01M
+ 4.00%) 8/14/26 ●	1,100,035	1,102,614

7

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Ortho-Clinical Diagnostics 3.394% (LIBOR01M +
3.25%) 6/30/25 ●	980,443	$979,447
PetSmart Tranche B TBD 1/29/28 X	1,835,000	1,816,650
PG&E 6.75% (PRIME + 3.50%) 6/23/25 ●	1,960,150	1,982,609
PQ 4.00% (LIBOR03M + 3.00%) 2/7/27 ●	150,649	151,177
PQ Tranche B 2.462% (LIBOR03M + 2.25%)
2/8/27 ●	539,062	539,544
Pregis Topco 1st Lien TBD 7/31/26 X	775,000	778,148
Pretium PKG Holdings 1st Lien 4.75% (LIBOR03M +
4.00%) 11/5/27 ●	1,750,000	1,764,219
Prime Security Services Borrower Tranche
B-1 4.25% (LIBOR03M + 3.25%) 9/23/26 ●	445,056	446,446
QUIKRETE Holdings 1st Lien 2.621% (LIBOR01M +
2.50%) 2/1/27 ●	814,768	814,513
Reynolds Group Holdings Tranche B-2 3.371%
(LIBOR01M + 3.25%) 2/5/26 ●	525,000	525,492
Ryan Specialty Group 4.00% (LIBOR01M + 3.25%)
9/1/27 ●	798,000	800,328
Sabre GLBL Tranche B 4.121% (LIBOR01M +
4.00%) 12/17/27 ●	1,765,000	1,785,959
Scientific Games International Tranche B-5 2.871%
(LIBOR01M + 2.75%) 8/14/24 ●	1,458,231	1,439,662
Sinclair Television Group Tranche B 2.38%
(LIBOR01M + 2.25%) 1/3/24 ●	489,909	488,317
Solenis International 2nd Lien 8.733% (LIBOR03M +
8.50%) 6/26/26 ●	1,619,111	1,621,810
Spirit Aerosystems 6.00% (LIBOR01M + 5.25%)
1/15/25 ●	1,135,000	1,152,025
SS&C Technologies Tranche B-5 1.871%
(LIBOR01M + 1.75%) 4/16/25 ●	577,487	575,898
Stars Group Holdings 3.754% (LIBOR03M + 3.50%)
7/10/25 ●	774,231	777,798
Surgery Center Holdings
4.25% (LIBOR01M + 3.25%) 9/2/24 ●	1,617,462	1,610,529
9.00% (LIBOR01M + 8.00%) 9/30/24 ●	198,500	204,157
Tecta America 4.621% (LIBOR01M + 4.50%)
11/20/25 ●	1,034,917	1,006,457
Terrier Media Buyer 4.371% (LIBOR01M + 4.25%)
12/17/26 ●	1,304,820	1,307,946
Titan Acquisition 3.267% (LIBOR06M + 3.00%)
3/28/25 ●	1,437,317	1,408,571

8

	Principal amount°	Value (US $)
Loan Agreements (continued)
Tosca Services 1st Lien 5.25% (LIBOR01M +
4.25%) 8/18/27 ●	1,145,000	$1,152,156
Transdigm Tranche F 2.371% (LIBOR01M + 2.25%)
12/9/25 ●	1,062,387	1,045,455
TricorBraun TBD
1/29/28 X	502,070	499,559
1/29/28 X	112,930	112,930
Truck Hero Tranche B TBD 1/20/28 X	1,825,000	1,830,703
UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 ●	1,205,000	1,211,695
Ultimate Software Group 2nd Lien 7.50%
(LIBOR03M + 6.75%) 5/3/27 ●	2,242,000	2,331,680
USI 4.254% (LIBOR03M + 4.00%) 12/2/26 ●	445,500	446,781
USI Tranche B 3.254% (LIBOR03M + 3.00%)
5/16/24 ●	894,892	889,858
USS Ultimate Holdings 1st Lien 4.75% (LIBOR01M
+ 3.75%) 8/26/24 ●	196,947	197,981
USS Ultimate Holdings 2nd Lien 8.75% (LIBOR01M
+ 7.75%) 8/25/25 ●	1,050,000	1,056,563
Vantage Specialty Chemicals 1st lien TBD
10/28/24 X	555,000	536,500
Vantage Specialty Chemicals 2nd Lien 9.25%
(LIBOR03M + 8.25%) 10/27/25 ●	1,205,000	1,123,663
Verscend Holding Tranche B 4.621% (LIBOR01M +
4.50%) 8/27/25 ●	1,225,649	1,228,713
Vertical Midco Tranche B 4.496% (LIBOR06M +
4.25%) 7/30/27 ●	1,137,150	1,148,047
Virtusa Tranche B TBD 12/9/27 X	1,325,000	1,332,453
White Cap Buyer 4.50% (LIBOR03M + 4.00%)
10/19/27 ●	806,000	810,389
Zaxby’s Operating 1st Lien 4.50% (LIBOR01M +
3.75%) 12/28/27 ●	900,000	907,875
Zaxby’s Operating 2nd Lien 7.25% (LIBOR01M +
6.50%) 12/28/28 ●	450,000	459,000
Total Loan Agreements (cost $105,266,942)		107,576,126

	Number of shares
Master Limited Partnerships — 0.31%
Summit Midstream Partners†	23,061	358,598
Total Master Limited Partnerships (cost $0)		358,598

9

Schedule of investments
Delaware Floating Rate Fund

	Number of shares	Value (US $)
Short-Term Investments — 8.99%
Money Market Mutual Funds – 8.99%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.01%)	2,624,316	$2,624,316
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	2,624,316	2,624,316
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	2,624,316	2,624,316
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	2,624,316	2,624,316
Total Short-Term Investments (cost $10,497,264)		10,497,264
Total Value of Securities—107.21%
(cost $122,203,611)		$125,232,318

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $4,683,895, which represents 4.01% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
*	PIK. 100% of the income received was in the form of principal.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after January 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a

10

commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at January 31, 2021:

				Unrealized
	Principal			Appreciation
Borrower	Amount	Commitment	Value	(Depreciation)
LBM Acquisition TBD 12/17/27	$393,333	$389,400	$394,686	$5,286

Summary of abbreviations:
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

11

Statement of assets and liabilities
Delaware Floating Rate Fund	January 31, 2021 (Unaudited)

Assets:
Investments, at value*	$125,232,318
Receivable for fund shares sold	9,499,985
Receivable for securities sold	6,464,481
Dividends and interest receivable	428,330
Total Assets	141,625,114
Liabilities:
Due to custodian	28,999
Payable for securities purchased	18,807,221
Payable for fund shares redeemed	5,809,831
Other accrued expenses	67,045
Distribution payable	52,318
Investment management fees payable to affiliates	30,471
Distribution fees payable to affiliates	15,144
Dividend disbursing and transfer agent fees and expenses payable to affiliates	814
Accounting and administration expenses payable to affiliates	663
Trustees’ fees and expenses payable to affiliates	390
Legal fees payable to affiliates	142
Reports and statements to shareholders expenses payable to affiliates	141
Total Liabilities	24,813,179
Total Net Assets	$116,811,935

Net Assets Consist of:
Paid-in capital	$133,946,451
Total distributable earnings (loss)	(17,134,516)
Total Net Assets	$116,811,935

12

Net Asset Value
Class A:
Net assets	$25,140,941
Shares of beneficial interest outstanding, unlimited authorization, no par	3,065,617
Net asset value per share	$8.20
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.43

Class C:
Net assets	$10,495,247
Shares of beneficial interest outstanding, unlimited authorization, no par	1,279,906
Net asset value per share	$8.20

Class R:
Net assets	$6,521
Shares of beneficial interest outstanding, unlimited authorization, no par	795
Net asset value per share	$8.20

Institutional Class:
Net assets	$81,169,226
Shares of beneficial interest outstanding, unlimited authorization, no par	9,897,817
Net asset value per share	$8.20
____________________
* Investments, at cost	$122,203,611

See accompanying notes, which are an integral part of the financial statements.

13

Statement of operations
Delaware Floating Rate Fund	Six months ended January 31, 2021 (Unaudited)

Investment Income:
Interest	$2,920,874
Dividends	874
2,921,748

Expenses:
Management fees	296,138
Distribution expenses — Class A	29,064
Distribution expenses — Class C	64,463
Distribution expenses — Class R	17
Dividend disbursing and transfer agent fees and expenses	50,995
Registration fees	33,534
Accounting and administration expenses	29,113
Audit and tax fees	27,002
Reports and statements to shareholders expenses	16,523
Custodian fees	6,503
Legal fees	4,839
Trustees’ fees and expenses	3,426
Other	14,311
575,928
Less expenses waived	(73,688)
Less expenses paid indirectly	(56)
Total operating expenses	502,184
Net Investment Income	2,419,564

14

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(903,742)
Distributions from investment companies	1
Net realized loss	(903,741)
Net change in unrealized appreciation (depreciation) of investments	5,148,563
Net Realized and Unrealized Gain	4,244,822
Net Increase in Net Assets Resulting from Operations	$6,664,386

See accompanying notes, which are an integral part of the financial statements.

15

Statements of changes in net assets
Delaware Floating Rate Fund

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,419,564	$6,042,698
Net realized loss	(903,741)	(5,001,438)
Net change in unrealized appreciation (depreciation)	5,148,563	(2,010,992)
Net increase (decrease) in net assets resulting from
operations	6,664,386	(969,732)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(444,200)	(1,279,981)
Class C	(197,583)	(770,597)
Class R	(119)	(571)
Institutional Class	(1,674,600)	(3,809,321)

Return of capital:
Class A	—	(12,821)
Class C	—	(7,358)
Class R	—	(4)
Institutional Class	—	(42,904)
	(2,316,502)	(5,923,557)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,604,675	9,613,454
Class C	624,400	2,105,341
Class R	19	1,555
Institutional Class	26,597,917	51,528,421

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	397,521	1,257,658
Class C	199,885	725,047
Class R	123	461
Institutional Class	1,564,074	3,624,491
	33,988,614	68,856,428

16

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,457,784)	$(24,187,252)
Class C	(4,431,278)	(13,531,736)
Class R	(1,253)	(54,983)
Institutional Class	(29,372,171)	(54,198,185)
	(38,262,486)	(91,972,156)
Decrease in net assets derived from capital share
transactions	(4,273,872)	(23,115,728)
Net Increase (Decrease) in Net Assets	74,012	(30,009,017)

Net Assets:
Beginning of period	116,737,923	146,746,940
End of period	$116,811,935	$116,737,923

See accompanying notes, which are an integral part of the financial statements.

17

Financial highlights
Delaware Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20		7/31/19	7/31/18	7/31/17	7/31/16
$7.90	$8.28		$8.34	$8.39	$8.29	$8.42

0.16	0.38		0.43	0.35	0.20	0.17
0.29	(0.39)		(0.06)	(0.03)	0.11	(0.15)
0.45	(0.01)		0.37	0.32	0.31	0.02

(0.15)	(0.37)		(0.43)	(0.37)	(0.19)	(0.12)
—	—	[3]	— [3]	— [3]	(0.02)	(0.03)
(0.15)	(0.37)		(0.43)	(0.37)	(0.21)	(0.15)

$8.20	$7.90		$8.28	$8.34	$8.39	$8.29

6.08% [5]	(0.02%	)[5]	4.62% [5]	3.85% [5]	3.82%	0.29%

$25,141	$23,727		$38,669	$38,701	$49,486	$57,985
0.94%	0.94%		0.94%	0.97%	0.97%	0.96%
1.06%	1.05%		0.99%	0.98%	0.97%	0.96%
3.99%	4.77%		5.22%	4.22%	2.41%	2.09%
3.87%	4.66%		5.17%	4.21%	2.41%	2.09%
60%	125%		143%	157%	173%	90%

19

Financial highlights
Delaware Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20		7/31/19	7/31/18	7/31/17	7/31/16
$7.89	$8.28		$8.34	$8.39	$8.29	$8.42

0.13	0.32		0.37	0.29	0.14	0.11
0.30	(0.40)		(0.06)	(0.04)	0.11	(0.15)
0.43	(0.08)		0.31	0.25	0.25	(0.04)

(0.12)	(0.31)		(0.37)	(0.30)	(0.13)	(0.06)
—	—	[3]	— [3]	— [3]	(0.02)	(0.03)
(0.12)	(0.31)		(0.37)	(0.30)	(0.15)	(0.09)

$8.20	$7.89		$8.28	$8.34	$8.39	$8.29

5.68% [5]	(0.90%	)[5]	3.84% [5]	3.08% [5]	3.06%	(0.46% )

$10,495	$13,613		$25,374	$30,512	$38,778	$51,400
1.69%	1.69%		1.69%	1.72%	1.72%	1.71%
1.81%	1.80%		1.74%	1.73%	1.72%	1.71%
3.24%	4.02%		4.47%	3.47%	1.66%	1.34%

3.12%	3.91%		4.42%	3.46%	1.66%	1.34%
60%	125%		143%	157%	173%	90%

21

Financial highlights
Delaware Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20		7/31/19	7/31/18	7/31/17	7/31/16
$7.89	$8.28		$8.34	$8.39	$8.29	$8.42

0.15	0.36		0.41	0.33	0.18	0.15
0.30	(0.40)		(0.06)	(0.03)	0.11	(0.15)
0.45	(0.04)		0.35	0.30	0.29	—

(0.14)	(0.35)		(0.41)	(0.35)	(0.17)	(0.10)
—	—	[3]	— [3]	— [3]	(0.02)	(0.03)
(0.14)	(0.35)		(0.41)	(0.35)	(0.19)	(0.13)

$8.20	$7.89		$8.28	$8.34	$8.39	$8.29

5.93% [5]	(0.40%	)[5]	4.36% [5]	3.60% [5]	3.57%	0.03%

$7	$7		$61	$416	$472	$494
1.19%	1.19%		1.19%	1.22%	1.22%	1.21%
1.31%	1.30%		1.24%	1.23%	1.22%	1.21%
3.74%	4.52%		4.97%	3.97%	2.16%	1.84%

3.62%	4.41%		4.92%	3.96%	2.16%	1.84%
60%	125%		143%	157%	173%	90%

23

Financial highlights
Delaware Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$7.90	$8.28	$8.34	$8.39	$8.29	$8.42

0.17	0.40	0.45	0.37	0.22	0.19
0.29	(0.39)	(0.06)	(0.03)	0.11	(0.15)
0.46	0.01	0.39	0.34	0.33	0.04

(0.16)	(0.39)	(0.45)	(0.39)	(0.21)	(0.14)
—	— [3]	— [3]	— [3]	(0.02)	(0.03)
(0.16)	(0.39)	(0.45)	(0.39)	(0.23)	(0.17)

$8.20	$7.90	$8.28	$8.34	$8.39	$8.29

6.21% [5]	0.23% [5]	4.88% [5]	4.11% [5]	4.08%	0.54%

$81,169	$79,391	$82,643	$144,258	$190,698	$185,674
0.69%	0.69%	0.69%	0.72%	0.72%	0.71%
0.81%	0.80%	0.74%	0.73%	0.72%	0.71%
4.24%	5.02%	5.47%	4.47%	2.66%	2.34%
4.12%	4.91%	5.42%	4.46%	2.66%	2.34%
60%	125%	143%	157%	173%	90%

25

Notes to financial statements
Delaware Floating Rate Fund	January 31, 2021 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Floating Rate Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value (NAV). Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year.

26

Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2021, and for all open tax years (years ended July 31, 2018–July 31, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended January 31, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing

27

Notes to financial statements
Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2021, the Fund earned $56 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual operating expenses exceeding 0.69% of the Fund’s average daily net assets from August 1, 2020 through January 31, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2021, the Fund was charged $4,015 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the

28

next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described previously are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2021, the Fund was charged $5,318 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended January 31, 2021, the Fund was charged $1,716 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2021, DDLP earned $338 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

*	The aggregate contractual waiver period covering this report is from November 28, 2019 through November 27, 2021.

3. Investments

For the six months ended January 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$68,550,672
Sales	72,889,125

29

Notes to financial statements
Delaware Floating Rate Fund

3. Investments (continued)

At January 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2021, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$121,920,394
Aggregate unrealized appreciation of investments	$3,681,640
Aggregate unrealized depreciation of investments	(369,716)
Net unrealized appreciation of investments	$3,311,924

At July 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$7,895,099	$11,388,708	$19,283,807

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

30

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2021:

	Level 1	Level 2	Total
Securities
Assets:
Convertible Bond	$—	$296,709	$296,709
Corporate Bonds	—	6,503,621	6,503,621
Loan Agreements	—	107,576,126	107,576,126
Master Limited Partnerships	358,598	—	358,598
Short-Term Investments	10,497,264	—	10,497,264
Total Value of Securities	$10,855,862	$114,376,456	$125,232,318

During the six months ended January 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended January 31, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/21	7/31/20
Shares sold:
Class A	566,895	1,203,145
Class C	76,960	263,991
Class R	2	190
Institutional Class	3,294,486	6,533,101

31

Notes to financial statements
Delaware Floating Rate Fund

4. Capital Shares (continued)

	Six months
	ended	Year ended
	1/31/21	7/31/20
Shares issued upon reinvestment of dividends and distributions:
Class A	49,506	157,268
Class C	24,914	90,726
Class R	15	58
Institutional Class	194,844	454,895
	4,207,622	8,703,374

Shares redeemed:
Class A	(555,717)	(3,027,627)
Class C	(546,308)	(1,695,756)
Class R	(157)	(6,684)
Institutional Class	(3,646,972)	(6,917,655)
	(4,749,154)	(11,647,722)
Net decrease	(541,532)	(2,944,348)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended January 31, 2021 and the year ended July 31, 2020, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
			Institutional
	Class C	Class A	Class
	Shares	Shares	Shares	Value
Six months ended
1/31/21	20,713	20,744	—	$170,104
Year ended
7/31/20	18,302	16,325	1,996	146,380

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

32

On November 2, 2020, the Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of January 31, 2021, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the

33

Notes to financial statements
Delaware Floating Rate Fund

6. Securities Lending (continued)

shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2021, the Fund had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investor Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of

34

scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR. The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with IBORs, such as euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

35

Notes to financial statements
Delaware Floating Rate Fund

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

36

Other Fund information (Unaudited)
Delaware Floating Rate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Floating
Rate Fund at a meeting held August 11-13, 2020

At a meeting held on August 11-13, 2020 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Floating Rate Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2020, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

37

Other Fund information (Unaudited)
Delaware Floating Rate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Floating
Rate Fund at a meeting held August 11-13, 2020 (continued)

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent, applicable, ended January 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional loan participation funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5-year and since inception periods was in the fourth quartile of its Performance Universe. The Board observed that the Fund’s long-term performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s short-term performance, which was strong. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

38

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to the Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

39

Other Fund information (Unaudited)
Delaware Floating Rate Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Floating Rate Fund at a meeting held August 11-13, 2020 (continued)

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2020, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

40

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
	Philadelphia, PA	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

41

Semiannual report

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

January 31, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Disclosure of Fund expenses	1
Security type / sector allocation	3
Schedule of investments	4
Statement of assets and liabilities	14
Statement of operations	16
Statements of changes in net assets	17
Financial highlights	20
Notes to financial statements	28
Other Fund information	40
About the organization	44

Unless otherwise noted, views expressed herein are current as of January 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from August 1, 2020 to January 31, 2021 (Unaudited)

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2020 to January 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from August 1, 2020 to January 31, 2021 (Unaudited)

Delaware High-Yield Opportunities Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	8/1/20	1/31/21	Expense Ratio	8/1/20 to 1/31/21*
Actual Fund return†
Class A	$1,000.00	$1,057.80	0.94%	$4.88
Class C	1,000.00	1,053.80	1.69%	8.75
Class R	1,000.00	1,056.40	1.19%	6.17
Institutional Class	1,000.00	1,056.40	0.69%	3.58
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.47	0.94%	$4.79
Class C	1,000.00	1,016.69	1.69%	8.59
Class R	1,000.00	1,019.21	1.19%	6.06
Institutional Class	1,000.00	1,021.73	0.69%	3.52

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocation
Delaware High-Yield Opportunities Fund	As of January 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Convertible Bond	0.13%
Corporate Bonds	86.96%
Automotive	3.09%
Banking	2.45%
Basic Industry	9.94%
Capital Goods	5.06%
Communications	9.24%
Consumer Cyclical	5.90%
Consumer Non-Cyclical	3.42%
Energy	12.10%
Financial Services	4.00%
Healthcare	7.24%
Insurance	1.72%
Media	6.76%
Real Estate	1.79%
Services	4.00%
Technology & Electronics	4.52%
Transportation	3.88%
Utilities	1.85%
Loan Agreements	9.60%
Common Stock	0.00%
Short-Term Investments	6.80%
Total Value of Securities	103.49%
Liabilities Net of Receivables and Other Assets	(3.49%	)
Total Net Assets	100.00%

3

Schedule of investments
Delaware High-Yield Opportunities Fund	January 31, 2021 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.13%
PDC Energy 1.125% exercise price $85.39, maturity
date 9/15/21	230,000	$226,627
Total Convertible Bond (cost $221,087)		226,627

Corporate Bonds – 86.96%
Automotive – 3.09%
Allison Transmission 144A 5.875% 6/1/29 #	724,000	799,032
Ford Motor
8.50% 4/21/23	620,000	695,485
9.00% 4/22/25	195,000	237,907
Ford Motor Credit
3.37% 11/17/23	470,000	478,845
3.375% 11/13/25	460,000	468,142
4.125% 8/17/27	440,000	463,650
4.542% 8/1/26	480,000	514,200
5.584% 3/18/24	430,000	465,208
General Motors Financial 5.70% 9/30/30 µ, ψ	305,000	343,506
Jaguar Land Rover Automotive
144A 4.50% 10/1/27 #	260,000	253,016
144A 5.875% 1/15/28 #	625,000	637,625
		5,356,616
Banking – 2.45%
Barclays 6.125% 12/15/25 µ, ψ	825,000	895,148
Deutsche Bank 6.00% 10/30/25 µ, ψ	600,000	585,750
Popular 6.125% 9/14/23	1,369,000	1,480,772
SVB Financial Group 4.10% 2/15/31 µ, ψ	1,270,000	1,293,749
		4,255,419
Basic Industry – 9.94%
Allegheny Technologies 5.875% 12/1/27	1,285,000	1,351,807
Avient 144A 5.75% 5/15/25 #	1,193,000	1,267,562
BCPE Ulysses Intermediate 144A PIK 7.75%
4/1/27 #, «	475,000	473,813
Blue Cube Spinco 10.00% 10/15/25	310,000	329,763
Chemours 144A 5.75% 11/15/28 #	855,000	886,652
First Quantum Minerals
144A 6.875% 10/15/27 #	625,000	674,956
144A 7.25% 4/1/23 #	805,000	823,439
144A 7.50% 4/1/25 #	710,000	734,871
Freeport-McMoRan 5.45% 3/15/43	1,025,000	1,283,156

4

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Hudbay Minerals
144A 6.125% 4/1/29 #	380,000	$403,750
144A 7.625% 1/15/25 #	410,000	427,558
Intertape Polymer Group 144A 7.00% 10/15/26 #	685,000	725,237
LBM Acquisition 144A 6.25% 1/15/29 #	320,000	324,304
M/I Homes 4.95% 2/1/28	1,086,000	1,145,866
Mattamy Group
144A 4.625% 3/1/30 #	260,000	270,197
144A 5.25% 12/15/27 #	720,000	760,050
New Gold
144A 6.375% 5/15/25 #	63,000	65,323
144A 7.50% 7/15/27 #	310,000	335,834
Novelis
144A 4.75% 1/30/30 #	230,000	241,931
144A 5.875% 9/30/26 #	425,000	445,719
Olin 5.00% 2/1/30	430,000	451,489
PowerTeam Services 144A 9.033% 12/4/25 #	1,525,000	1,692,750
Tronox 144A 6.50% 4/15/26 #	625,000	645,313
WESCO Distribution 144A 7.25% 6/15/28 #	215,000	241,826
White Cap Buyer 144A 6.875% 10/15/28 #	1,205,000	1,254,748
		17,257,914
Capital Goods — 5.06%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	755,000	794,637
ATS Automation Tooling Systems 144A 4.125%
12/15/28 #	320,000	324,600
Bombardier
144A 7.50% 3/15/25 #	585,000	548,438
144A 7.875% 4/15/27 #	461,000	426,287
GrafTech Finance 144A 4.625% 12/15/28 #	240,000	243,300
Granite US Holdings 144A 11.00% 10/1/27 #	770,000	868,175
Reynolds Group Issuer 144A 4.00% 10/15/27 #	840,000	846,048
Spirit AeroSystems 144A 5.50% 1/15/25 #	840,000	882,000
Terex 144A 5.625% 2/1/25 #	470,000	482,044
Titan Acquisition 144A 7.75% 4/15/26 #	310,000	316,051
TransDigm
144A 4.625% 1/15/29 #	390,000	387,808
144A 6.25% 3/15/26 #	1,315,000	1,392,526
Vertical Holdco 144A 7.625% 7/15/28 #	775,000	837,484
Welbilt 9.50% 2/15/24	417,000	430,204
		8,779,602

5

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications — 9.24%
Altice Financing 144A 5.00% 1/15/28 #	565,000	$579,868
Altice France Holding 144A 6.00% 2/15/28 #	1,665,000	1,680,576
C&W Senior Financing 144A 6.875% 9/15/27 #	1,099,000	1,172,083
Cablevision Lightpath
144A 3.875% 9/15/27 #	580,000	583,683
144A 5.625% 9/15/28 #	300,000	308,063
Cincinnati Bell 144A 7.00% 7/15/24 #	1,130,000	1,175,200
Connect Finco 144A 6.75% 10/1/26 #	1,435,000	1,535,235
Frontier Communications
144A 5.875% 10/15/27 #	470,000	505,990
144A 6.75% 5/1/29 #	760,000	799,672
LCPR Senior Secured Financing 144A 6.75%
10/15/27 #	515,000	554,387
Level 3 Financing 144A 4.25% 7/1/28 #	960,000	984,682
Lumen Technologies 144A 4.50% 1/15/29 #	475,000	488,459
Sprint
7.125% 6/15/24	255,000	297,662
7.625% 3/1/26	510,000	629,348
7.875% 9/15/23	1,110,000	1,283,437
Sprint Capital 8.75% 3/15/32	170,000	259,845
T-Mobile USA
6.00% 4/15/24	640,000	647,827
6.50% 1/15/26	1,070,000	1,104,946
Zayo Group Holdings 144A 6.125% 3/1/28 #	1,385,000	1,443,014
		16,033,977
Consumer Cyclical — 5.90%
Boyd Gaming 4.75% 12/1/27	890,000	913,763
Caesars Entertainment
144A 6.25% 7/1/25 #	530,000	559,240
144A 8.125% 7/1/27 #	440,000	483,474
Carnival
144A 7.625% 3/1/26 #	860,000	911,062
144A 11.50% 4/1/23 #	500,000	568,023
L Brands
6.875% 11/1/35	520,000	603,611
6.95% 3/1/33	592,000	632,552
144A 9.375% 7/1/25 #	355,000	438,869
MGM Resorts International 4.75% 10/15/28	775,000	808,868
Murphy Oil USA 144A 3.75% 2/15/31 #	790,000	791,975

6

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
PetSmart
144A 4.75% 2/15/28 #	485,000	$485,000
144A 7.75% 2/15/29 #	485,000	485,000
Scientific Games International
144A 7.25% 11/15/29 #	405,000	437,072
144A 8.25% 3/15/26 #	714,000	756,190
Six Flags Entertainment 144A 4.875% 7/31/24 #	525,000	521,918
Station Casinos
144A 4.50% 2/15/28 #	435,000	427,116
144A 5.00% 10/1/25 #	415,000	418,459
		10,242,192
Consumer Non-Cyclical — 3.42%
Energizer Holdings 144A 4.375% 3/31/29 #	675,000	691,200
JBS USA LUX
144A 5.50% 1/15/30 #	490,000	557,297
144A 6.50% 4/15/29 #	675,000	768,454
Kraft Heinz Foods
5.00% 7/15/35	420,000	498,014
5.20% 7/15/45	700,000	815,292
Pilgrim’s Pride 144A 5.75% 3/15/25 #	525,000	537,521
Post Holdings 144A 5.50% 12/15/29 #	970,000	1,054,870
United Natural Foods 144A 6.75% 10/15/28 #	950,000	1,005,812
		5,928,460
Energy — 12.10%
Apache
4.75% 4/15/43	534,000	508,101
4.875% 11/15/27	405,000	416,745
CNX Resources
144A 6.00% 1/15/29 #	865,000	895,556
144A 7.25% 3/14/27 #	405,000	436,003
Continental Resources 3.80% 6/1/24	855,000	877,978
Crestwood Midstream Partners 144A 5.625%
5/1/27 #	1,065,000	1,027,320
DCP Midstream Operating 5.125% 5/15/29	1,215,000	1,323,500
EQM Midstream Partners
144A 4.75% 1/15/31 #	510,000	492,981
144A 6.50% 7/1/27 #	350,000	375,274
Genesis Energy 8.00% 1/15/27	1,370,000	1,304,480
Murphy Oil
5.875% 12/1/27	1,769,000	1,683,451
6.875% 8/15/24	220,000	215,325

7

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
NuStar Logistics
6.00% 6/1/26	965,000	$1,026,967
6.375% 10/1/30	936,000	1,032,525
Occidental Petroleum
3.00% 2/15/27	485,000	449,534
3.40% 4/15/26	450,000	435,231
3.50% 8/15/29	470,000	436,686
6.125% 1/1/31	865,000	942,591
6.45% 9/15/36	400,000	439,550
6.625% 9/1/30	610,000	687,165
PDC Energy
5.75% 5/15/26	1,046,000	1,066,899
6.125% 9/15/24	324,000	331,152
Southwestern Energy 7.75% 10/1/27	806,000	851,841
Targa Resources Partners
144A 4.00% 1/15/32 #	635,000	630,238
144A 4.875% 2/1/31 #	515,000	538,175
TechnipFMC 144A 6.50% 2/1/26 #	1,575,000	1,642,053
Western Midstream Operating 4.75% 8/15/28	875,000	927,500
		20,994,821
Financial Services — 4.00%
AerCap Holdings 5.875% 10/10/79 µ	848,000	862,310
Ally Financial 8.00% 11/1/31	705,000	1,024,438
Credit Suisse Group 144A 4.50% 9/3/30 #, µ, y	835,000	828,737
DAE Funding
144A 4.50% 8/1/22 #	230,000	232,139
144A 5.75% 11/15/23 #	1,529,000	1,572,959
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	685,000	728,187
INEOS Quattro Finance 2 144A 3.375% 1/15/26 #	865,000	869,866
United Wholesale Mortgage 144A 5.50% 11/15/25 #	775,000	816,656
		6,935,292
Healthcare — 7.24%
Bausch Health 144A 6.25% 2/15/29 #	1,215,000	1,304,934
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	845,000	870,350
CHS
144A 4.75% 2/15/31 #	280,000	280,350
144A 6.875% 4/15/29 #	550,000	557,219
144A 8.00% 3/15/26 #	425,000	457,300
Encompass Health 4.75% 2/1/30	584,000	629,132
Hadrian Merger Sub 144A 8.50% 5/1/26 #	880,000	916,133

8

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
HCA
5.375% 2/1/25	490,000	$550,870
7.58% 9/15/25	690,000	841,800
Jaguar Holding II 144A 5.00% 6/15/28 #	780,000	827,947
Ortho-Clinical Diagnostics
144A 7.25% 2/1/28 #	680,000	728,875
144A 7.375% 6/1/25 #	870,000	932,531
Surgery Center Holdings 144A 10.00% 4/15/27 #	445,000	492,559
Tenet Healthcare
144A 6.125% 10/1/28 #	860,000	899,870
6.75% 6/15/23	455,000	494,130
6.875% 11/15/31	781,000	846,260
Verscend Escrow 144A 9.75% 8/15/26 #	875,000	945,503
		12,575,763
Insurance — 1.72%
AssuredPartners 144A 5.625% 1/15/29 #	320,000	325,200
GTCR AP Finance 144A 8.00% 5/15/27 #	305,000	329,400
HUB International 144A 7.00% 5/1/26 #	815,000	846,382
USI 144A 6.875% 5/1/25 #	1,465,000	1,493,106
		2,994,088
Media — 6.76%
AMC Networks 4.25% 2/15/29	670,000	667,829
Beasley Mezzanine Holdings 144A 8.625% 2/1/26 #	840,000	846,300
CCO Holdings
144A 4.50% 8/15/30 #	1,875,000	1,976,953
144A 4.50% 5/1/32 #	210,000	218,709
144A 5.375% 6/1/29 #	720,000	781,884
Clear Channel Worldwide Holdings 9.25% 2/15/24	1,104,000	1,150,462
CSC Holdings
144A 4.625% 12/1/30 #	1,075,000	1,097,989
144A 5.75% 1/15/30 #	780,000	838,266
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	786,000	799,138
Gray Television 144A 7.00% 5/15/27 #	830,000	908,186
Netflix 144A 4.875% 6/15/30 #	480,000	584,100
Nexstar Broadcasting 144A 4.75% 11/1/28 #	610,000	629,444
Terrier Media Buyer 144A 8.875% 12/15/27 #	1,145,000	1,240,178
		11,739,438
Real Estate — 1.79%
Global Net Lease 144A 3.75% 12/15/27 #	995,000	1,014,013
HAT Holdings I 144A 3.75% 9/15/30 #	635,000	642,144

9

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate (continued)
Iron Mountain 144A 5.25% 7/15/30 #	545,000	$578,381
MGM Growth Properties Operating Partnership
144A 3.875% 2/15/29 #	855,000	871,031
		3,105,569
Services — 4.00%
Covanta Holding 5.00% 9/1/30	310,000	325,888
Gartner 144A 4.50% 7/1/28 #	700,000	739,165
H&E Equipment Services 144A 3.875% 12/15/28 #	490,000	488,236
Legends Hospitality Holding 144A 5.00% 2/1/26 #	520,000	529,425
Prime Security Services Borrower
144A 5.75% 4/15/26 #	945,000	1,035,767
144A 6.25% 1/15/28 #	1,150,000	1,226,371
Sabre GLBL
144A 7.375% 9/1/25 #	600,000	647,400
144A 9.25% 4/15/25 #	515,000	611,666
Tms International Holding 144A 7.25% 8/15/25 #	515,000	525,300
United Rentals North America 3.875% 2/15/31	780,000	814,612
		6,943,830
Technology & Electronics — 4.52%
Austin BidCo 144A 7.125% 12/15/28 #	320,000	332,200
Banff Merger Sub 144A 9.75% 9/1/26 #	935,000	990,651
Black Knight InfoServ 144A 3.625% 9/1/28 #	725,000	734,570
BY Crown Parent
144A 4.25% 1/31/26 #	750,000	769,688
144A 7.375% 10/15/24 #	1,537,000	1,560,216
Camelot Finance 144A 4.50% 11/1/26 #	790,000	823,081
CommScope Technologies 144A 5.00% 3/15/27 #	765,000	759,741
Microchip Technology 144A 4.25% 9/1/25 #	815,000	853,903
SS&C Technologies 144A 5.50% 9/30/27 #	963,000	1,021,030
		7,845,080
Transportation — 3.88%
Delta Air Lines
144A 7.00% 5/1/25 #	805,000	933,992
7.375% 1/15/26	1,240,000	1,425,432
Hawaiian Brand Intellectual Property 144A 5.75%
1/20/26 #	845,000	880,913
Mileage Plus Holdings 144A 6.50% 6/20/27 #	550,000	602,250
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	380,000	431,680
Stena International 144A 6.125% 2/1/25 #	300,000	295,050

10

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines Holdings 4.875% 1/15/25	1,160,000	$1,120,003
VistaJet Malta Finance 144A 10.50% 6/1/24 #	1,015,000	1,040,375
		6,729,695
Utilities — 1.85%
Calpine
144A 4.625% 2/1/29 #	155,000	156,783
144A 5.00% 2/1/31 #	905,000	931,245
PG&E 5.25% 7/1/30	812,000	894,215
Vistra Operations
144A 5.50% 9/1/26 #	573,000	596,464
144A 5.625% 2/15/27 #	595,000	628,540
		3,207,247
Total Corporate Bonds (cost $143,607,126)		150,925,003

Loan Agreements — 9.60%
Applied Systems 2nd Lien 8.00% (LIBOR03M +
7.00%) 9/19/25 ●	2,325,579	2,350,772
Apro 5.00% (LIBOR03M + 4.00%) 11/14/26 ●	854,489	859,830
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%)
11/15/21 ●	347,103	335,475
Boxer Parent 4.371% (LIBOR01M + 4.25%)
10/2/25 ●	257,999	257,945
BW Gas & Convenience Holdings 6.38%
(LIBOR01M + 6.25%) 11/18/24 ●	859,547	874,589
BWay Holding 3.381% (LIBOR03M + 3.25%)
4/3/24 ●	1,378,575	1,355,599
Carnival 8.50% (LIBOR01M + 7.50%) 6/30/25 ●	943,350	975,660
Epicor Software 2nd Lien 8.75% (LIBOR01M +
7.75%) 7/31/28 ●	658,200	691,521
Frontier Communications 5.75% (LIBOR01M +
4.75%) 10/8/21 ●	345,000	346,509
Global Medical Response 5.75% (LIBOR03M +
4.75%) 10/2/25 ●	1,301,000	1,303,439
Hamilton Projects Acquiror 5.75% (LIBOR03M +
4.75%) 6/17/27 ●	885,550	895,143
Informatica 2nd Lien 7.125% (LIBOR03M + 7.125%)
2/25/25 ●	945,000	969,806
Solenis International 2nd Lien 8.733% (LIBOR03M +
8.50%) 6/26/26 ●	1,258,647	1,260,745
Surgery Center Holdings 4.25% (LIBOR01M +
3.25%) 9/2/24 ●	878,126	874,363

11

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Ultimate Software Group 2nd Lien 7.50%
(LIBOR03M + 6.75%) 5/3/27 ●	1,630,000	$1,695,200
Vantage Specialty Chemicals 1st lien TBD
10/28/24 X	270,000	261,000
Vantage Specialty Chemicals 2nd Lien 9.25%
(LIBOR03M + 8.25%) 10/27/25 ●	699,000	651,818
Verscend Holding Tranche B 4.62% (LIBOR01M +
4.50%) 8/27/25 ●	701,341	703,094
Total Loan Agreements (cost $16,395,071)		16,662,508

	Number of shares
Common Stock — 0.00%
Century Communications =, †	4,250,000	0
Total Common Stock (cost $128,662)		0

Short-Term Investments — 6.80%
Money Market Mutual Funds — 6.80%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.01%)	2,953,021	2,953,021
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	2,953,020	2,953,020
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	2,953,020	2,953,020
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	2,953,021	2,953,021
Total Short-Term Investments (cost $11,812,082)		11,812,082
Total Value of Securities—103.49%
(cost $172,164,028)		$179,626,220
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2021, the aggregate value of Rule 144A securities was $102,910,589, which represents 59.29% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
«	PIK. The first payment of cash and/or principal will be made on October 1, 2021.
>	PIK. 100% of the income received was in the form of cash.

12

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after January 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.

Summary of abbreviations:
DIFC – Dubai International Financial Centre
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
TBD – To be determined
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

13

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund	January 31, 2021 (Unaudited)

Assets:
Investments, at value*	$179,626,220
Cash	333,400
Dividends and interest receivable	2,287,472
Receivable for securities sold	2,207,280
Receivable for fund shares sold	141,302
Total Assets	184,595,674
Liabilities:
Payable for securities purchased	9,990,207
Payable for fund shares redeemed	781,073
Other accrued expenses	95,479
Distribution payable	70,546
Investment management fees payable to affiliates	56,300
Distribution fees payable to affiliates	36,889
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,239
Accounting and administration expenses payable to affiliates	833
Trustees’ fees and expenses payable to affiliates	602
Legal fees payable to affiliates	219
Reports and statements to shareholders expenses payable to affiliates	215
Total Liabilities	11,033,602
Total Net Assets	$173,562,072

Net Assets Consist of:
Paid-in capital	$232,139,773
Total distributable earnings (loss)	(58,577,701)
Total Net Assets	$173,562,072

14

Net Asset Value

Class A:
Net assets	$114,319,258
Shares of beneficial interest outstanding, unlimited authorization, no par	29,648,116
Net asset value per share	$3.86
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$4.04

Class C:
Net assets	$11,286,181
Shares of beneficial interest outstanding, unlimited authorization, no par	2,924,052
Net asset value per share	$3.86

Class R:
Net assets	$3,356,723
Shares of beneficial interest outstanding, unlimited authorization, no par	867,747
Net asset value per share	$3.87

Institutional Class:
Net assets	$44,599,910
Shares of beneficial interest outstanding, unlimited authorization, no par	11,571,095
Net asset value per share	$3.85

*Investments, at cost	$172,164,028

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Delaware High-Yield Opportunities Fund	Six months ended January 31, 2021 (Unaudited)

Investment Income:
Interest	$4,829,886
Dividends	460
4,830,346
Expenses:
Management fees	559,966
Distribution expenses — Class A	139,782
Distribution expenses — Class C	74,078
Distribution expenses — Class R	8,524
Dividend disbursing and transfer agent fees and expenses	85,902
Accounting and administration expenses	33,430
Registration fees	31,556
Reports and statements to shareholders expenses	29,514
Audit and tax fees	22,789
Legal fees	6,842
Custodian fees	6,268
Trustees’ fees and expenses	5,011
Other	16,529
1,020,191
Less expenses waived	(202,934)
Less expenses paid indirectly	(267)
Total operating expenses	816,990
Net Investment Income	4,013,356
Net Realized and Unrealized Gain:
Net realized gain on:
Investments	3,783,726
Distributions from investment companies	2
Net realized gain	3,783,728
Net change in unrealized appreciation (depreciation) of investments	1,581,507
Net Realized and Unrealized Gain	5,365,235
Net Increase in Net Assets Resulting from Operations	$9,378,591

See accompanying notes, which are an integral part of the financial statements.

16

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,013,356	$9,010,249
Net realized gain (loss)	3,783,728	(3,490,753)
Net change in unrealized appreciation (depreciation)	1,581,507	2,165,535
Net increase in net assets resulting from operations	9,378,591	7,685,031

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,737,444)	(6,029,768)
Class C	(306,072)	(822,386)
Class R	(78,861)	(207,301)
Institutional Class	(1,078,572)	(2,262,940)
Return of capital:
Class A	—	(26,988)
Class C	—	(3,803)
Class R	—	(945)
Institutional Class	—	(10,315)
	(4,200,949)	(9,364,446)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,131,087	7,859,215
Class C	311,642	992,382
Class R	628,027	820,673
Institutional Class	5,490,279	12,462,261
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	2,481,593	5,270,188
Class C	317,091	792,496
Class R	81,289	207,165
Institutional Class	1,062,727	2,083,177
	16,503,735	30,487,557

17

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Six months
	ended
	1/31/21	Year ended
	(Unaudited)	7/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(8,414,306)	$(22,757,367)
Class C	(5,425,949)	(7,071,655)
Class R	(1,345,420)	(1,916,862)
Institutional Class	(5,511,606)	(16,882,593)
	(20,697,281)	(48,628,477)
Decrease in net assets derived from capital share
transactions	(4,193,546)	(18,140,920)
Net Increase (Decrease) in Net Assets	984,096	(19,820,335)
Net Assets:
Beginning of period	172,577,976	192,398,311
End of period	$173,562,072	$172,577,976

See accompanying notes, which are an integral part of the financial statements.

18

Financial highlights
Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$3.74	$3.76	$3.71	$3.89	$3.74	$3.95

0.09	0.19	0.20	0.20	0.21	0.22
0.12	(0.02)	0.06	(0.18)	0.15	(0.22)
0.21	0.17	0.26	0.02	0.36	—

(0.09)	(0.19)	(0.21)	(0.20)	(0.21)	(0.21)
—	— [3]	— [3]	— [3]	— [3]	— [3]
(0.09)	(0.19)	(0.21)	(0.20)	(0.21)	(0.21)

$3.86	$3.74	$3.76	$3.71	$3.89	$3.74

5.78%	4.89%	7.25%	0.58%	9.83%	0.41%

$114,319	$110,750	$121,500	$131,149	$156,157	$173,815
0.94%	0.94%	0.94%	1.02%	1.05%	1.06%
1.18%	1.16%	1.15%	1.15%	1.15%	1.15%
4.67%	5.09%	5.50%	5.14%	5.42%	5.98%
4.43%	4.87%	5.29%	5.01%	5.32%	5.89%
57%	108%	76%	96%	90%	109%

21

Financial highlights
Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$3.74	$3.77	$3.72	$3.90	$3.74	$3.96

0.08	0.16	0.17	0.17	0.18	0.19
0.13	(0.02)	0.06	(0.18)	0.16	(0.23)
0.21	0.14	0.23	(0.01)	0.34	(0.04)

(0.08)	(0.17)	(0.18)	(0.17)	(0.18)	(0.18)
—	— [3]	— [3]	— [3]	— [3]	— [3]
(0.08)	(0.17)	(0.18)	(0.17)	(0.18)	(0.18)

$3.86	$3.74	$3.77	$3.72	$3.90	$3.74

5.38%	3.83%	6.45%	(0.16% )	9.29%	(0.59% )

$11,286	$15,622	$21,170	$25,186	$39,523	$46,842
1.69%	1.69%	1.69%	1.77%	1.80%	1.81%
1.93%	1.91%	1.90%	1.90%	1.90%	1.90%
3.92%	4.34%	4.75%	4.39%	4.67%	5.23%

3.68%	4.12%	4.54%	4.26%	4.57%	5.14%
57%	108%	76%	96%	90%	109%

23

Financial highlights
Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$3.75	$3.78	$3.73	$3.90	$3.75	$3.97

0.09	0.18	0.19	0.19	0.20	0.21
0.12	(0.02)	0.06	(0.17)	0.15	(0.23)
0.21	0.16	0.25	0.02	0.35	(0.02)

(0.09)	(0.19)	(0.20)	(0.19)	(0.20)	(0.20)
—	— [3]	— [3]	— [3]	— [3]	— [3]
(0.09)	(0.19)	(0.20)	(0.19)	(0.20)	(0.20)

$3.87	$3.75	$3.78	$3.73	$3.90	$3.75

5.64%	4.35%	6.97%	0.62%	9.54%	(0.09% )

$3,357	$3,891	$4,805	$5,863	$7,529	$8,766
1.19%	1.19%	1.19%	1.27%	1.30%	1.31%
1.43%	1.41%	1.40%	1.40%	1.40%	1.40%
4.42%	4.84%	5.25%	4.89%	5.17%	5.73%

4.18%	4.62%	5.04%	4.76%	5.07%	5.64%
57%	108%	76%	96%	90%	109%

25

Financial highlights
Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended
1/31/21[1]	Year ended
(Unaudited)	7/31/20	7/31/19	7/31/18	7/31/17	7/31/16
$3.74	$3.76	$3.71	$3.89	$3.74	$3.95

0.10	0.20	0.21	0.21	0.22	0.23
0.11	(0.02)	0.06	(0.18)	0.15	(0.22)
0.21	0.18	0.27	0.03	0.37	0.01

(0.10)	(0.20)	(0.22)	(0.21)	(0.22)	(0.22)
—	— [3]	— [3]	— [3]	— [3]	— [3]
(0.10)	(0.20)	(0.22)	(0.21)	(0.22)	(0.22)

$3.85	$3.74	$3.76	$3.71	$3.89	$3.74

5.64%	5.15%	7.52%	0.84%	10.08%	0.66%

$44,600	$42,315	$44,923	$60,226	$80,166	$103,489
0.69%	0.69%	0.69%	0.77%	0.80%	0.81%
0.93%	0.91%	0.90%	0.90%	0.90%	0.90%
4.92%	5.34%	5.75%	5.39%	5.67%	6.23%
4.68%	5.12%	5.54%	5.26%	5.57%	6.14%
57%	108%	76%	96%	90%	109%

27

Notes to financial statements
Delaware High-Yield Opportunities Fund	January 31, 2021 (Unaudited)

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of

28

being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2021 and for all open tax years (years ended July 31, 2018–July 31, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended January 31, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing

29

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued) and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended January 31, 2021, the Fund earned $267 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.69% of the Fund’s average daily net assets from August 1, 2020 through January 31, 2021.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2021, the Fund was charged $4,924 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the

30

next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described previously are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2021, the Fund was charged $7,725 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended January 31, 2021, the Fund was charged $2,516 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2021, DDLP earned $731 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2021, DDLP received gross CDSC commissions of $204 on redemptions of the Fund’s Class A shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

31

Notes to financial statements
Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________

* The aggregate contractual waiver period covering this report is from November 28, 2019 through November 27, 2021.

3. Investments

For the six months ended January 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$93,173,369
Sales	96,738,553

At January 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2021, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$172,380,383
Aggregate unrealized appreciation of investments	$7,938,990
Aggregate unrealized depreciation of investments	(693,153)
Net unrealized appreciation of investments	$7,245,837

At July 31, 2020, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term	Total
$28,540,886	$40,448,617	$68,989,503

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

32

circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2021:

	Level 1	Level 2	Level 3		Total
Securities
Assets:
Common Stock	$—	$—	$—	*	$—
Convertible Bond	—	226,627	—		226,627
Corporate Bonds	—	150,925,003	—		150,925,003
Loan Agreements	—	16,662,508	—		16,662,508
Short-Term Investments	11,812,082	—	—		11,812,082
Total Value of Securities	$11,812,082	$167,814,138	$—		$179,626,220

*The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

During the six months ended January 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

33

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	1/31/21	7/31/20
Shares sold:
Class A	1,603,178	2,149,774
Class C	81,573	267,125
Class R	164,095	224,270
Institutional Class	1,431,239	3,480,551

Shares issued upon reinvestment of dividends and distributions:
Class A	656,935	1,444,978
Class C	83,881	216,809
Class R	21,445	56,578
Institutional Class	281,448	570,915
	4,323,794	8,411,000

Shares redeemed:
Class A	(2,224,619)	(6,262,973)
Class C	(1,414,257)	(1,930,097)
Class R	(354,750)	(516,444)
Institutional Class	(1,460,421)	(4,671,706)
	(5,454,047)	(13,381,220)
Net decrease	(1,130,253)	(4,970,220)

34

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2021 and the year ended July 31, 2020, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended
1/31/21	4,746	94,961	80,650	19,301	$385,342
Year ended
7/31/20	18,902	55,935	43,662	31,364	276,039

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $275,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, the Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of January 31, 2021, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of

35

Notes to financial statements
Delaware High-Yield Opportunities Fund

6. Securities Lending (continued)

securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended January 31, 2021, the Fund had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak

36

of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or

37

Notes to financial statements
Delaware High-Yield Opportunities Fund

7. Credit and Market Risk (continued)

prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur

38

during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

39

Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware
High-Yield Opportunities Fund at a meeting held August 11-13, 2020

At a meeting held on August 11-13, 2020 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware High-Yield Opportunities Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”), and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2020, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

40

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent, applicable, ended January 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional high yield funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the second quartile, fourth quartile, and third quartile, respectively. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within

41

Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware
High-Yield Opportunities Fund at a meeting held August 11-13, 2020 (continued)

the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to the Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would

42

otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2020, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

43

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA	Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
	Philadelphia, PA	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

44

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 6, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 6, 2021